                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                             MARQUIS PORTFOLIOS/SM/

             (OFFERED BETWEEN NOVEMBER 7, 2005 AND APRIL 30, 2012)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 842-9325.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


MARQUIS PORTFOLIOS IS A SERVICE MARK OF MORGAN STANLEY SMITH BARNEY HOLDINGS LLC AND IS USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.


SAI-0414USAMARQUIS
                                       1

TABLE OF CONTENTS                          PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION       5
     Total Return.......................     5
     Historical Unit Values.............     5
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
     on Transactions....................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    79

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, Enhanced Death Benefit rider charge, and/or GMIB or GWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of an Enhanced Death Benefit, GMIB, or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite

Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.758491        20.880809        3,079.4063
  01/01/2006    to  12/31/2006       20.880809        24.674348      221,748.9153
  01/01/2007    to  12/31/2007       24.674348        27.802126      557,663.2479
  01/01/2008    to  12/31/2008       27.802126        16.805311      813,745.3461
  01/01/2009    to  12/31/2009       16.805311        23.464680      772,738.7600
  01/01/2010    to  12/31/2010       23.464680        25.727692      751,223.5838
  01/01/2011    to  12/31/2011       25.727692        23.001092      674,424.0632
  01/01/2012    to  12/31/2012       23.001092        27.657611      587,637.2650
  01/01/2013    to  12/31/2013       27.657611        35.055334      516,251.1168
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      125.651534       131.467481        1,989.4762
  01/01/2006    to  12/31/2006      131.467481       142.180426       91,791.1800
  01/01/2007    to  12/31/2007      142.180426       156.715027      218,914.3639
  01/01/2008    to  12/31/2008      156.715027        86.145422      303,016.8978
  01/01/2009    to  12/31/2009       86.145422       117.836890      346,962.7500
  01/01/2010    to  12/31/2010      117.836890       137.219804      340,892.7018
  01/01/2011    to  12/31/2011      137.219804       128.883812      311,453.4775
  01/01/2012    to  12/31/2012      128.883812       149.068839      282,016.4665
  01/01/2013    to  12/31/2013      149.068839       190.293190      248,356.2688
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       88.736896        91.432065          694.1461
  01/01/2006    to  12/31/2006       91.432065       103.355634       88,920.0564
  01/01/2007    to  12/31/2007      103.355634       106.513412      234,576.4593
  01/01/2008    to  12/31/2008      106.513412        64.948137      297,107.8143
  01/01/2009    to  12/31/2009       64.948137        83.634466      322,631.5000
  01/01/2010    to  12/31/2010       83.634466        91.438317      318,190.8423
  01/01/2011    to  12/31/2011       91.438317        88.078960      294,722.1646
  01/01/2012    to  12/31/2012       88.078960       101.520096      266,098.5053
  01/01/2013    to  12/31/2013      101.520096       132.979921      227,492.2933
============   ==== ==========      ==========       ==========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       25.254168        26.401647           2,290.8714
  01/01/2006    to  12/31/2006       26.401647        31.461861         257,503.4795
  01/01/2007    to  12/31/2007       31.461861        35.637761         646,892.6950
  01/01/2008    to  12/31/2008       35.637761        20.846211         910,161.7584
  01/01/2009    to  12/31/2009       20.846211        28.030542         972,560.0900
  01/01/2010    to  12/31/2010       28.030542        29.815510       1,001,915.3471
  01/01/2011    to  12/31/2011       29.815510        26.143938         903,204.8016
  01/01/2012    to  12/31/2012       26.143938        30.326110         900,738.1147
  01/01/2013    to  12/31/2013       30.326110        36.590677         806,871.9357
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.202863        12.523278           5,576.1169
  01/01/2006    to  12/31/2006       12.523278        13.368420         662,622.7655
  01/01/2007    to  12/31/2007       13.368420        13.312838         960,672.1318
  01/01/2008    to  12/31/2008       13.312838         7.783649       1,021,700.5794
  01/01/2009    to  12/31/2009        7.783649        10.277139         997,620.9900
  01/01/2010    to  12/31/2010       10.277139        12.605874         880,801.4030
  01/01/2011    to  04/29/2011       12.605874        14.054787               0.0000
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS
I))
  11/07/2005    to  12/31/2005       28.557161        29.104170               0.0000
  01/01/2006    to  12/31/2006       29.104170        33.355847         122,069.1998
  01/01/2007    to  12/31/2007       33.355847        33.139675         174,970.8661
  01/01/2008    to  12/31/2008       33.139675        20.620846         155,322.4273
  01/01/2009    to  12/31/2009       20.620846        26.172703         153,057.1100
  01/01/2010    to  12/31/2010       26.172703        29.944517         131,036.3449
  01/01/2011    to  12/31/2011       29.944517        27.561428         113,866.1965
  01/01/2012    to  12/31/2012       27.561428        31.090346          86,808.1365
  01/01/2013    to  12/31/2013       31.090346        40.317742          79,541.0250
============   ==== ==========       =========        =========       ==============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       26.145487        26.367233            0.0000
   01/01/2006                             to  12/31/2006       26.367233        29.700698      124,383.3077
   01/01/2007                             to  12/31/2007       29.700698        31.593728      203,747.5661
   01/01/2008                             to  12/31/2008       31.593728        21.910820      184,585.5565
   01/01/2009                             to  12/31/2009       21.910820        26.252994      183,475.0800
   01/01/2010                             to  12/31/2010       26.252994        29.011492      172,671.7855
   01/01/2011                             to  12/31/2011       29.011492        29.207889      157,966.6898
   01/01/2012                             to  12/31/2012       29.207889        33.225792      134,079.4810
   01/01/2013                             to  12/31/2013       33.225792        42.381163      138,155.2970
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.332669        16.293538       32,515.6585
   01/01/2008                             to  12/31/2008       16.293538        11.279715       16,128.8730
   01/01/2009                             to  05/01/2009       11.279715        11.031052            0.0000
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.190561        14.384162            0.0000
   01/01/2006                             to  12/31/2006       14.384162        15.846443       13,979.9069
   01/01/2007                             to  11/12/2007       15.846443        16.102074            0.0000
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   05/02/2011                             to  12/31/2011       11.098635        10.889373      295,307.1966
   01/01/2012                             to  12/31/2012       10.889373        12.201042      184,373.0572
   01/01/2013                             to  12/31/2013       12.201042        15.077007      169,786.1177
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.984456         8.046757            0.0000
   01/01/2006                             to  12/31/2006        8.046757         9.311602       81,927.9680
   01/01/2007                             to  12/31/2007        9.311602         9.724975      164,893.6510
   01/01/2008                             to  12/31/2008        9.724975         6.814072      212,232.9350
   01/01/2009                             to  12/31/2009        6.814072         8.161996      206,201.9200
   01/01/2010                             to  12/31/2010        8.161996         8.961654      190,701.8214
   01/01/2011                             to  04/29/2011        8.961654         9.726443            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       13.070671        13.226756        1,646.1981
  01/01/2006    to  12/31/2006       13.226756        13.574951      147,175.9441
  01/01/2007    to  12/31/2007       13.574951        14.024911      233,695.3764
  01/01/2008    to  12/31/2008       14.024911         8.628575      188,561.0045
  01/01/2009    to  12/31/2009        8.628575        12.054244      160,639.3400
  01/01/2010    to  12/31/2010       12.054244        12.990464      127,360.5313
  01/01/2011    to  12/31/2011       12.990464        12.663535       94,074.1478
  01/01/2012    to  12/31/2012       12.663535        14.951993       64,058.4434
  01/01/2013    to  12/31/2013       14.951993        20.224450       54,475.3276
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       13.691874        14.056766        3,572.2125
  01/01/2006    to  12/31/2006       14.056766        16.311456       88,004.6656
  01/01/2007    to  12/31/2007       16.311456        16.627079      131,964.4746
  01/01/2008    to  12/31/2008       16.627079        10.501683       46,106.8142
  01/01/2009    to  12/31/2009       10.501683        12.828591       50,299.4600
  01/01/2010    to  12/31/2010       12.828591        13.778564       44,921.2925
  01/01/2011    to  12/31/2011       13.778564        14.189365       42,986.4967
  01/01/2012    to  12/31/2012       14.189365        16.218621       37,711.8924
  01/01/2013    to  12/31/2013       16.218621        21.064666       38,951.2439
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       11.432759        11.796075        1,372.5987
  01/01/2006    to  12/31/2006       11.796075        13.052421       79,292.6138
  01/01/2007    to  12/31/2007       13.052421        14.087358      173,692.6033
  01/01/2008    to  12/31/2008       14.087358         8.194524      205,373.4169
  01/01/2009    to  12/31/2009        8.194524        11.479470      215,992.5400
  01/01/2010    to  12/31/2010       11.479470        14.100105      191,648.3953
  01/01/2011    to  12/31/2011       14.100105        14.027092      180,727.1022
  01/01/2012    to  12/31/2012       14.027092        16.435373      202,209.2516
  01/01/2013    to  12/31/2013       16.435373        23.713750      222,812.3085
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT
(CLASS I))
  11/07/2005    to  12/31/2005       14.585841        14.756821        1,469.7322
  01/01/2006    to  12/31/2006       14.756821        16.020895      153,970.7061
  01/01/2007    to  12/31/2007       16.020895        15.707349      313,620.6894
  01/01/2008    to  12/31/2008       15.707349        10.660555      248,810.5475
  01/01/2009    to  12/31/2009       10.660555        16.271292      221,749.9100
  01/01/2010    to  12/31/2010       16.271292        18.347337      211,149.0673
  01/01/2011    to  12/31/2011       18.347337        18.311099      185,836.2569
  01/01/2012    to  12/31/2012       18.311099        21.257309      159,282.6649
  01/01/2013    to  12/31/2013       21.257309        22.164985      162,633.4127
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       14.895600        15.110984        1,493.6472
  01/01/2006    to  12/31/2006       15.110984        16.282495       92,249.7626
  01/01/2007    to  12/31/2007       16.282495        16.405357      164,092.5964
  01/01/2008    to  12/31/2008       16.405357        12.200088      213,329.1827
  01/01/2009    to  12/31/2009       12.200088        17.620433      271,176.1100
  01/01/2010    to  12/31/2010       17.620433        20.073050      282,672.9737
  01/01/2011    to  12/31/2011       20.073050        20.188755      319,259.1923
  01/01/2012    to  12/31/2012       20.188755        23.133877      291,328.4432
  01/01/2013    to  12/31/2013       23.133877        24.914825      263,267.8136
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       11.330128        11.392363      136,625.5642
  01/01/2008    to  12/31/2008       11.392363         7.007876      155,327.2571
  01/01/2009    to  12/31/2009        7.007876         8.196067      175,676.0700
  01/01/2010    to  12/31/2010        8.196067         9.053513      195,405.3169
  01/01/2011    to  12/31/2011        9.053513         8.902107      220,668.6907
  01/01/2012    to  12/31/2012        8.902107         9.913350      213,429.0429
  01/01/2013    to  12/31/2013        9.913350        13.050433      210,776.9810
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.506330         9.729598        1,271.1132
  01/01/2006    to  12/31/2006        9.729598        10.907149       44,105.4030
  01/01/2007    to  04/27/2007       10.907149        11.425737            0.0000
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.301972        14.218141        457,667.2761
  01/01/2006    to  12/31/2006       14.218141        19.194490        706,727.4837
  01/01/2007    to  12/31/2007       19.194490        16.005296        838,701.4795
  01/01/2008    to  12/31/2008       16.005296         9.158910      1,032,932.1722
  01/01/2009    to  12/31/2009        9.158910        12.107964      1,154,341.3400
  01/01/2010    to  12/31/2010       12.107964        13.793766      1,196,279.0948
  01/01/2011    to  12/31/2011       13.793766        12.778545      1,191,729.0761
  01/01/2012    to  12/31/2012       12.778545        15.795183      1,103,759.1087
  01/01/2013    to  12/31/2013       15.795183        16.047387      1,071,660.2910
============   ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        8.068179         7.288773      1,533,710.7806
  01/01/2012    to  12/31/2012        7.288773         8.474367      1,469,170.0876
  01/01/2013    to  12/31/2013        8.474367        12.106716      1,954,796.9919
============   ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246282        10.616793         14,518.9346
  01/01/2006    to  12/31/2006       10.616793        11.103240        778,942.9631
  01/01/2007    to  12/31/2007       11.103240        10.249680        927,582.9383
  01/01/2008    to  12/31/2008       10.249680         4.563760        808,067.6676
  01/01/2009    to  12/31/2009        4.563760         6.178104        826,513.6400
  01/01/2010    to  12/31/2010        6.178104         6.506516        802,120.6085
  01/01/2011    to  04/29/2011        6.506516         6.907176              0.0000
============   ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS A)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS A) AND BEFORE THAT CAPITAL APPRECIATION FUND
- CAPITAL
 APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005      102.386075       106.285801              0.0000
  01/01/2006    to  12/31/2006      106.285801       107.498259          4,519.9312
  01/01/2007    to  12/31/2007      107.498259       137.593950         21,669.1635
  01/01/2008    to  12/31/2008      137.593950        78.491928         47,433.5483
  01/01/2009    to  12/31/2009       78.491928       110.294307         56,136.6000
  01/01/2010    to  12/31/2010      110.294307       118.697253         64,433.4807
  01/01/2011    to  12/31/2011      118.697253       107.937091         60,024.5830
  01/01/2012    to  12/31/2012      107.937091       130.077675         54,788.5826
  01/01/2013    to  12/31/2013      130.077675       164.786068         46,328.8504
============   ==== ==========      ==========       ==========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.356568        15.605577          67,457.8200
  01/01/2010    to  12/31/2010       15.605577        17.865106         231,597.2597
  01/01/2011    to  12/31/2011       17.865106        15.077847         256,378.7710
  01/01/2012    to  12/31/2012       15.077847        19.152605         289,540.9132
  01/01/2013    to  12/31/2013       19.152605        24.580790         323,960.3613
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.118414        10.440811          81,993.7821
  01/01/2006    to  12/31/2006       10.440811        11.889440         287,564.3432
  01/01/2007    to  12/31/2007       11.889440        11.373762         619,909.5147
  01/01/2008    to  12/31/2008       11.373762         7.151498         777,925.3716
  01/01/2009    to  12/31/2009        7.151498         8.882604       1,218,858.0100
  01/01/2010    to  12/31/2010        8.882604        10.012092       1,238,932.9527
  01/01/2011    to  12/31/2011       10.012092         9.680265       1,192,582.7872
  01/01/2012    to  12/31/2012        9.680265        11.256169       1,085,759.6272
  01/01/2013    to  12/31/2013       11.256169        14.953317         962,441.7649
============   ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       23.260893        24.023201           4,164.8000
  01/01/2006    to  12/31/2006       24.023201        26.442352         160,244.6067
  01/01/2007    to  12/31/2007       26.442352        26.097552         292,385.6989
  01/01/2008    to  12/31/2008       26.097552        15.676272         387,389.9873
  01/01/2009    to  12/31/2009       15.676272        19.462534         495,079.9700
  01/01/2010    to  12/31/2010       19.462534        23.971421         500,558.9013
  01/01/2011    to  12/31/2011       23.971421        22.651279         503,987.0530
  01/01/2012    to  12/31/2012       22.651279        25.488970         490,973.4236
  01/01/2013    to  12/31/2013       25.488970        32.588543         470,706.4370
============   ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT NEUBERGER
BERMAN MID
 CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       22.004100        23.532476           6,903.0226
  01/01/2011    to  12/31/2011       23.532476        21.549327          25,422.6947
  01/01/2012    to  04/27/2012       21.549327        23.791588               0.0000
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.495640        14.381715          73,885.1490
  01/01/2007    to  12/31/2007       14.381715        15.718502         164,613.5858
  01/01/2008    to  12/31/2008       15.718502         9.468269         229,877.7040
  01/01/2009    to  12/31/2009        9.468269        12.468259         274,592.6500
  01/01/2010    to  12/31/2010       12.468259        15.472263         241,329.8585
  01/01/2011    to  12/31/2011       15.472263        15.053184         238,261.1956
  01/01/2012    to  12/31/2012       15.053184        17.502040         232,881.6894
  01/01/2013    to  12/31/2013       17.502040        24.134117         228,007.6947
============   ==== ==========       =========        =========       ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.141844        11.386816           1,147.5438
  01/01/2006    to  04/30/2006       11.386816        13.005202          38,622.0901
============   ==== ==========       =========        =========       ==============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS
SERIES TRUST -
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.953821        11.206672           1,164.0636
  01/01/2006    to  12/31/2006       11.206672        13.661019         112,726.5245
  01/01/2007    to  12/31/2007       13.661019        13.272278         319,793.0464
  01/01/2008    to  12/31/2008       13.272278         9.737326         417,786.4167
  01/01/2009    to  12/31/2009        9.737326        12.333487         487,106.5100
  01/01/2010    to  12/31/2010       12.333487        14.465316         473,100.5466
  01/01/2011    to  12/31/2011       14.465316        12.757050         460,766.5096
  01/01/2012    to  12/31/2012       12.757050        14.475439         445,608.4811
  01/01/2013    to  12/31/2013       14.475439        18.925669         385,059.6845
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397        10.188191          49,027.1917
  01/01/2011    to  12/31/2011       10.188191        10.197595         244,905.6364
  01/01/2012    to  12/31/2012       10.197595        10.738104         301,208.4937
  01/01/2013    to  12/31/2013       10.738104        10.940191         436,372.2187
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.198346         6.107034       1,300,719.6577
  01/01/2009    to  12/31/2009        6.107034        10.123524       1,462,628.7900
  01/01/2010    to  12/31/2010       10.123524        12.282999       1,786,338.1089
  01/01/2011    to  12/31/2011       12.282999         9.797930       2,024,954.4151
  01/01/2012    to  12/31/2012        9.797930        11.429024       2,018,493.4298
  01/01/2013    to  12/31/2013       11.429024        10.655323       1,926,858.6268
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.288966        10.147893           2,540.5376
  01/01/2006    to  12/31/2006       10.147893        12.754431         208,599.1356
  01/01/2007    to  12/31/2007       12.754431        16.115132         512,017.6420
  01/01/2008    to  11/07/2008       16.115132         7.821202               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.821093        12.543118       1,048,425.7713
  01/01/2006    to  12/31/2006       12.543118        15.577096       1,324,091.3409
  01/01/2007    to  12/31/2007       15.577096        17.313567       1,552,782.6006
  01/01/2008    to  12/31/2008       17.313567         9.790126       1,860,865.9098
  01/01/2009    to  12/31/2009        9.790126        12.638051       1,831,273.0100
  01/01/2010    to  12/31/2010       12.638051        13.814584       1,852,657.4975
  01/01/2011    to  12/31/2011       13.814584        12.102702       1,649,352.8241
  01/01/2012    to  12/31/2012       12.102702        13.857650       1,527,719.5204
  01/01/2013    to  12/31/2013       13.857650        16.215302       1,341,707.2310
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.541346         9.817470           4,359.0711
  01/01/2006    to  12/31/2006        9.817470        10.439521         221,538.8588
  01/01/2007    to  12/31/2007       10.439521        12.646959         575,200.4590
  01/01/2008    to  12/31/2008       12.646959         6.606944         882,952.9172
  01/01/2009    to  12/31/2009        6.606944        10.195361         871,158.2500
  01/01/2010    to  12/31/2010       10.195361        13.213459         821,808.7813
  01/01/2011    to  12/31/2011       13.213459        12.067792         681,312.9538
  01/01/2012    to  12/31/2012       12.067792        12.938420         720,579.1727
  01/01/2013    to  12/31/2013       12.938420        17.649102         675,638.2146
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.344457        23.232852          94,258.0068
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.205224        13.779215           2,644.2150
  01/01/2011    to  12/31/2011       13.779215        12.587852           8,926.8540
  01/01/2012    to  12/31/2012       12.587852        15.093237           7,024.3290
  01/01/2013    to  04/26/2013       15.093237        16.020201               0.0000
============   ==== ==========       =========        =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.048701        11.067004        1,872,092.1192
  01/01/2006    to  12/31/2006       11.067004        10.901283        1,987,044.5726
  01/01/2007    to  12/31/2007       10.901283        11.849895        2,236,803.2418
  01/01/2008    to  12/31/2008       11.849895        10.825292        2,714,510.4740
  01/01/2009    to  12/31/2009       10.825292        12.538680        2,750,405.7900
  01/01/2010    to  12/31/2010       12.538680        13.257567        2,994,793.5010
  01/01/2011    to  12/31/2011       13.257567        14.458039        3,078,403.6880
  01/01/2012    to  12/31/2012       14.458039        15.479838        3,053,907.5742
  01/01/2013    to  12/31/2013       15.479838        13.779703        2,664,983.4952
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.724941        11.902882        1,662,486.0267
  01/01/2006    to  12/31/2006       11.902882        12.207117        2,342,787.3303
  01/01/2007    to  12/31/2007       12.207117        12.882116        3,224,156.4153
  01/01/2008    to  12/31/2008       12.882116        12.690839        3,616,771.0148
  01/01/2009    to  12/31/2009       12.690839        14.697007        4,246,494.4100
  01/01/2010    to  12/31/2010       14.697007        15.598687        4,921,326.1826
  01/01/2011    to  12/31/2011       15.598687        15.791031        4,846,763.3064
  01/01/2012    to  12/31/2012       15.791031        16.928614        4,786,387.3779
  01/01/2013    to  12/31/2013       16.928614        16.291852        4,216,092.4431
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.880176        16.231036                0.0000
  01/01/2006    to  12/31/2006       16.231036        18.462493           22,642.6230
  01/01/2007    to  12/31/2007       18.462493        19.019704           37,942.5321
  01/01/2008    to  12/31/2008       19.019704        12.532984           55,360.2915
  01/01/2009    to  12/31/2009       12.532984        15.234267           60,547.8700
  01/01/2010    to  12/31/2010       15.234267        17.372551           55,494.9967
  01/01/2011    to  12/31/2011       17.372551        16.271069           56,608.0436
  01/01/2012    to  12/31/2012       16.271069        17.653890           50,412.1902
  01/01/2013    to  12/31/2013       17.653890        23.051162           45,404.2525
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.139935        11.154326           45,748.0600
  01/01/2010    to  12/31/2010       11.154326        12.262151          186,996.9260
  01/01/2011    to  12/31/2011       12.262151        12.447946          283,265.4430
  01/01/2012    to  12/31/2012       12.447946        13.611429          355,521.9008
  01/01/2013    to  12/31/2013       13.611429        13.543678          446,234.6113
============   ==== ==========       =========        =========        ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.444202        47.642491        838,033.3523
  01/01/2006    to  12/31/2006       47.642491        55.062455        832,858.1777
  01/01/2007    to  12/31/2007       55.062455        56.030982        787,206.9374
  01/01/2008    to  12/31/2008       56.030982        35.000443        743,454.8873
  01/01/2009    to  12/31/2009       35.000443        40.658099        726,750.6900
  01/01/2010    to  12/31/2010       40.658099        46.682755        675,431.4776
  01/01/2011    to  12/31/2011       46.682755        43.968920        619,361.2073
  01/01/2012    to  12/31/2012       43.968920        50.892669        553,995.3733
  01/01/2013    to  12/31/2013       50.892669        66.801095        507,078.7948
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.753610        19.417985            965.7159
  01/01/2006    to  04/30/2006       19.417985        20.743717         33,572.7123
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.388989         7.966011      1,735,952.8900
  01/01/2010    to  12/31/2010        7.966011         9.979980      1,901,190.0442
  01/01/2011    to  12/31/2011        9.979980         9.631171      1,934,151.3471
  01/01/2012    to  12/31/2012        9.631171        10.741882      1,731,930.3601
  01/01/2013    to  12/31/2013       10.741882        14.395139      1,549,859.5897
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.398468        17.775216      1,771,398.0074
  01/01/2007    to  12/31/2007       17.775216        16.911972      1,570,748.0957
  01/01/2008    to  12/31/2008       16.911972        11.644231      1,420,010.1661
  01/01/2009    to  12/31/2009       11.644231        14.447080      1,421,514.0300
  01/01/2010    to  12/31/2010       14.447080        16.995902      1,385,790.3624
  01/01/2011    to  12/31/2011       16.995902        15.178255      1,244,939.9329
  01/01/2012    to  12/31/2012       15.178255        17.569665      1,102,051.2136
  01/01/2013    to  12/31/2013       17.569665        22.832759        968,971.6880
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.424556        16.644565              0.0000
  01/01/2006    to  11/12/2006       16.644565        18.478805         22,001.1100
============   ==== ==========       =========        =========      ==============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       40.678866        42.236756       67,858.9791
   01/01/2007                             to  12/31/2007       42.236756        43.976696      207,385.4741
   01/01/2008                             to  12/31/2008       43.976696        41.606915      239,352.7017
   01/01/2009                             to  12/31/2009       41.606915        44.619577      251,180.2900
   01/01/2010                             to  12/31/2010       44.619577        47.362468      261,510.1248
   01/01/2011                             to  12/31/2011       47.362468        49.450896      240,269.8858
   01/01/2012                             to  12/31/2012       49.450896        52.097700      235,627.7855
   01/01/2013                             to  12/31/2013       52.097700        50.650728      221,747.7576
=============                            ==== ==========       =========        =========      ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.755831        14.889448        1,682.4449
   01/01/2006                             to  04/30/2006       14.889448        14.710555       31,131.0989
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.957605        12.515666       81,338.9400
   01/01/2010                             to  12/31/2010       12.515666        14.714227       77,488.4327
   01/01/2011                             to  12/31/2011       14.714227        13.146198      160,741.9580
   01/01/2012                             to  12/31/2012       13.146198        14.751255      115,771.2926
   01/01/2013                             to  12/31/2013       14.751255        19.426520      110,500.3341
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.703383        16.172839            0.0000
   01/01/2006                             to  12/31/2006       16.172839        16.843752       33,778.4935
   01/01/2007                             to  12/31/2007       16.843752        17.176578       64,148.7803
   01/01/2008                             to  12/31/2008       17.176578         9.299325       79,730.5242
   01/01/2009                             to  05/01/2009        9.299325         9.694132            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.025010        13.314423            0.0000
   01/01/2006                             to  12/31/2006       13.314423        13.963702        8,786.7408
   01/01/2007                             to  12/31/2007       13.963702        15.332447       21,894.5167
   01/01/2008                             to  12/31/2008       15.332447         8.628179       23,305.7680
   01/01/2009                             to  05/01/2009        8.628179         8.192498            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       12.696063        12.537125        492,370.1727
  01/01/2011    to  12/31/2011       12.537125        12.301800        655,981.5732
  01/01/2012    to  12/31/2012       12.301800        12.069008        796,108.5507
  01/01/2013    to  12/31/2013       12.069008        11.841853        597,463.9603
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.178473        12.213666          2,001.1121
  01/01/2006    to  12/31/2006       12.213666        12.539852        255,972.9536
  01/01/2007    to  12/31/2007       12.539852        12.906749        400,117.9031
  01/01/2008    to  12/31/2008       12.906749        12.992957        643,944.1726
  01/01/2009    to  12/31/2009       12.992957        12.776926        513,177.8300
  01/01/2010    to  04/30/2010       12.776926        12.698046              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
  04/28/2008    to  12/31/2008       36.103036        22.241518         60,122.2712
  01/01/2009    to  12/31/2009       22.241518        28.803441        131,774.8000
  01/01/2010    to  12/31/2010       28.803441        31.652985        147,593.5996
  01/01/2011    to  12/31/2011       31.652985        29.805489        171,004.9541
  01/01/2012    to  12/31/2012       29.805489        33.002835        163,538.7080
  01/01/2013    to  12/31/2013       33.002835        43.294841        152,705.5927
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.529793        14.772197          4,369.0869
  01/01/2006    to  12/31/2006       14.772197        16.469097        102,925.0623
  01/01/2007    to  12/31/2007       16.469097        16.455696         99,077.2684
  01/01/2008    to  12/31/2008       16.455696         9.342245         97,747.6948
  01/01/2009    to  12/31/2009        9.342245        12.855633         84,099.7300
  01/01/2010    to  12/31/2010       12.855633        14.211128         77,623.8810
  01/01/2011    to  04/29/2011       14.211128        14.999464              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.928348         7.884117      1,205,306.5843
  01/01/2009    to  12/31/2009        7.884117        10.796267      1,267,227.0800
  01/01/2010    to  12/31/2010       10.796267        11.791672      1,209,148.2077
  01/01/2011    to  12/31/2011       11.791672        11.595850      1,169,936.9893
  01/01/2012    to  12/31/2012       11.595850        13.146384      2,050,566.0165
  01/01/2013    to  12/31/2013       13.146384        17.637135      1,690,461.6550
============   ==== ==========       =========        =========      ==============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.600832         4.713570            0.0000
  01/01/2006    to  12/31/2006        4.713570         4.746482      121,307.2677
  01/01/2007    to  12/31/2007        4.746482         5.431719      234,524.1150
  01/01/2008    to  04/25/2008        5.431719         5.174681            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       21.446190        26.340679       14,799.6300
  01/01/2010    to  12/31/2010       26.340679        32.877668       46,403.1887
  01/01/2011    to  12/31/2011       32.877668        32.369379       69,247.3994
  01/01/2012    to  12/31/2012       32.369379        36.288343       62,342.3125
  01/01/2013    to  12/31/2013       36.288343        50.092006       53,374.3881
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.685840        14.181330       32,349.2700
  01/01/2010    to  12/31/2010       14.181330        17.057883       39,887.9809
  01/01/2011    to  12/31/2011       17.057883        14.017102       49,191.1241
  01/01/2012    to  12/31/2012       14.017102        16.214180       74,045.2024
  01/01/2013    to  12/31/2013       16.214180        20.300375       82,908.9989
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       38.593875        41.323770       39,453.8054
  01/01/2007    to  12/31/2007       41.323770        42.234935       81,818.4590
  01/01/2008    to  12/31/2008       42.234935        32.192599       83,415.7763
  01/01/2009    to  12/31/2009       32.192599        37.385653      107,294.3000
  01/01/2010    to  12/31/2010       37.385653        40.301543       98,178.7342
  01/01/2011    to  12/31/2011       40.301543        40.417121       87,104.0600
  01/01/2012    to  12/31/2012       40.417121        44.157900       75,794.1136
  01/01/2013    to  12/31/2013       44.157900        51.452990       72,605.1517
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.895703        23.221508            0.0000
  01/01/2006    to  04/30/2006       23.221508        23.895322       13,923.7847
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.857362        13.045438            0.0000
  01/01/2006    to  12/31/2006       13.045438        15.531155       57,433.6218
  01/01/2007    to  12/31/2007       15.531155        16.401201      276,376.3158
  01/01/2008    to  12/31/2008       16.401201        10.857231      484,169.0684
  01/01/2009    to  12/31/2009       10.857231        12.870772      519,340.1800
  01/01/2010    to  12/31/2010       12.870772        14.071421      613,604.3795
  01/01/2011    to  12/31/2011       14.071421        13.924754      580,189.4770
  01/01/2012    to  12/31/2012       13.924754        15.936101      515,004.2257
  01/01/2013    to  12/31/2013       15.936101        21.223453      585,796.8614
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       20.145119        20.667096       25,916.1842
  01/01/2007    to  12/31/2007       20.667096        21.105102       65,850.2767
  01/01/2008    to  12/31/2008       21.105102        12.629339       83,566.2232
  01/01/2009    to  12/31/2009       12.629339        15.082553       85,873.9000
  01/01/2010    to  12/31/2010       15.082553        16.937177       86,580.7606
  01/01/2011    to  12/31/2011       16.937177        15.580410       69,590.4522
  01/01/2012    to  12/31/2012       15.580410        17.677460       69,876.5855
  01/01/2013    to  04/26/2013       17.677460        19.440154            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY
 INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.783051        19.231640        2,075.0608
  01/01/2006    to  04/30/2006       19.231640        20.135063        7,982.6687
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918         6.577412       36,972.9255
  01/01/2009    to  12/31/2009        6.577412         8.059563      171,710.3600
  01/01/2010    to  12/31/2010        8.059563         8.779668      285,582.1238
  01/01/2011    to  12/31/2011        8.779668         8.567648      417,461.9916
  01/01/2012    to  12/31/2012        8.567648         9.575332      368,682.2455
  01/01/2013    to  04/26/2013        9.575332        10.472267            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       17.320361        16.047846       21,054.1717
  01/01/2012    to  12/31/2012       16.047846        17.279856       14,732.5176
  01/01/2013    to  12/31/2013       17.279856        23.429616      542,020.0220
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.191695        15.202206        776,179.4275
  01/01/2008    to  12/31/2008       15.202206         9.202464        859,127.6895
  01/01/2009    to  12/31/2009        9.202464        12.348579        862,876.0700
  01/01/2010    to  12/31/2010       12.348579        14.886019        837,887.9147
  01/01/2011    to  12/31/2011       14.886019        13.835741        797,356.2318
  01/01/2012    to  12/31/2012       13.835741        14.291465        721,954.0860
  01/01/2013    to  04/26/2013       14.291465        15.471275              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  11/07/2005    to  12/31/2005       10.379834        10.839160            995.7012
  01/01/2006    to  12/31/2006       10.839160        11.971352        130,155.4668
  01/01/2007    to  04/27/2007       11.971352        13.202176              0.0000
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       38.936080        48.998491        116,037.6148
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.224228         5.826713        835,506.5027
  01/01/2012    to  12/31/2012        5.826713         6.409230        724,313.6718
  01/01/2013    to  04/26/2013        6.409230         6.691623              0.0000
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.353097         9.413872         66,744.0613
  01/01/2009    to  12/31/2009        9.413872        12.805302         92,609.9700
  01/01/2010    to  12/31/2010       12.805302        16.919703         78,451.9555
  01/01/2011    to  12/31/2011       16.919703        16.842148         59,222.7875
  01/01/2012    to  12/31/2012       16.842148        19.152299         49,046.2012
  01/01/2013    to  12/31/2013       19.152299        27.092756         40,290.1537
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       15.102096        15.664466        126,166.8572
  01/01/2007    to  12/31/2007       15.664466        16.037286        239,613.9900
  01/01/2008    to  12/31/2008       16.037286        15.678019        265,209.5089
  01/01/2009    to  12/31/2009       15.678019        16.049414        280,016.9500
  01/01/2010    to  12/31/2010       16.049414        16.662446        267,336.8195
  01/01/2011    to  12/31/2011       16.662446        17.250392        221,226.0510
  01/01/2012    to  12/31/2012       17.250392        17.670585        198,051.1892
  01/01/2013    to  12/31/2013       17.670585        17.235854        201,716.8688
============   ==== ==========       =========        =========        ============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.575288        20.111575            0.0000
   01/01/2006                             to  04/30/2006       20.111575        19.347024        4,969.1725
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.748670        14.929039       18,584.4022
   01/01/2006                             to  04/30/2006       14.929039        14.751367            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.674399        20.790433        1,436.2718
  01/01/2006    to  12/31/2006       20.790433        24.555310        2,451.6143
  01/01/2007    to  12/31/2007       24.555310        27.654096       14,303.8121
  01/01/2008    to  12/31/2008       27.654096        16.707434       34,099.7648
  01/01/2009    to  12/31/2009       16.707434        23.316359       24,232.1600
  01/01/2010    to  12/31/2010       23.316359        25.552299       29,341.6780
  01/01/2011    to  12/31/2011       25.552299        22.832881       22,755.7951
  01/01/2012    to  12/31/2012       22.832881        27.441556       15,477.7228
  01/01/2013    to  12/31/2013       27.441556        34.764112       12,703.4920
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      124.291738       130.035304          229.7593
  01/01/2006    to  12/31/2006      130.035304       140.561432          519.8556
  01/01/2007    to  12/31/2007      140.561432       154.852646        2,964.5798
  01/01/2008    to  12/31/2008      154.852646        85.078877        9,764.9819
  01/01/2009    to  12/31/2009       85.078877       116.319805       14,105.6800
  01/01/2010    to  12/31/2010      116.319805       135.385528       14,939.1779
  01/01/2011    to  12/31/2011      135.385528       127.097513       16,179.1061
  01/01/2012    to  12/31/2012      127.097513       146.928936       13,681.1175
  01/01/2013    to  12/31/2013      146.928936       187.467796       11,752.3921
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       87.776744        90.436184          330.4077
  01/01/2006    to  12/31/2006       90.436184       102.178930        1,197.9227
  01/01/2007    to  12/31/2007      102.178930       105.247824        4,771.6711
  01/01/2008    to  12/31/2008      105.247824        64.144168       15,142.3422
  01/01/2009    to  12/31/2009       64.144168        82.557893       11,573.0800
  01/01/2010    to  12/31/2010       82.557893        90.216206       14,898.9384
  01/01/2011    to  12/31/2011       90.216206        86.858386       16,049.2310
  01/01/2012    to  12/31/2012       86.858386       100.062963       13,196.3428
  01/01/2013    to  12/31/2013      100.062963       131.005762        9,559.8219
============   ==== ==========      ==========       ==========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       25.083626        26.221453            0.0000
  01/01/2006    to  12/31/2006       26.221453        31.231558          953.1434
  01/01/2007    to  12/31/2007       31.231558        35.359113       10,485.3640
  01/01/2008    to  12/31/2008       35.359113        20.672824       37,469.6102
  01/01/2009    to  12/31/2009       20.672824        27.783504       53,955.3500
  01/01/2010    to  12/31/2010       27.783504        29.537982       78,722.1613
  01/01/2011    to  12/31/2011       29.537982        25.887648       80,382.8310
  01/01/2012    to  12/31/2012       25.887648        30.013734       72,312.7788
  01/01/2013    to  12/31/2013       30.013734        36.195682       64,358.3023
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.181500        12.500445            0.0000
  01/01/2006    to  12/31/2006       12.500445        13.337393            0.0000
  01/01/2007    to  12/31/2007       13.337393        13.275262       11,125.9117
  01/01/2008    to  12/31/2008       13.275262         7.757776       12,903.2032
  01/01/2009    to  12/31/2009        7.757776        10.237856       12,628.6700
  01/01/2010    to  12/31/2010       10.237856        12.551420       55,400.6431
  01/01/2011    to  04/29/2011       12.551420        13.991794            0.0000
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT
(CLASS I))
  11/07/2005    to  12/31/2005       28.387345        28.928999            0.0000
  01/01/2006    to  12/31/2006       28.928999        33.138564            0.0000
  01/01/2007    to  12/31/2007       33.138564        32.907247            0.0000
  01/01/2008    to  12/31/2008       32.907247        20.465926            0.0000
  01/01/2009    to  12/31/2009       20.465926        25.963083            0.0000
  01/01/2010    to  12/31/2010       25.963083        29.689851            0.0000
  01/01/2011    to  12/31/2011       29.689851        27.313388            0.0000
  01/01/2012    to  12/31/2012       27.313388        30.795067            0.0000
  01/01/2013    to  12/31/2013       30.795067        39.914875            0.0000
============   ==== ==========       =========        =========       ===========

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       25.962381        26.180671            0.0000
   01/01/2006                             to  12/31/2006       26.180671        29.475853            0.0000
   01/01/2007                             to  12/31/2007       29.475853        31.338794        1,019.0395
   01/01/2008                             to  12/31/2008       31.338794        21.723099          979.4373
   01/01/2009                             to  12/31/2009       21.723099        26.015059        2,991.6100
   01/01/2010                             to  12/31/2010       26.015059        28.734195       20,875.5755
   01/01/2011                             to  12/31/2011       28.734195        28.914285       21,343.1982
   01/01/2012                             to  12/31/2012       28.914285        32.875275       19,112.8422
   01/01/2013                             to  12/31/2013       32.875275        41.913111       17,647.3843
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.290919        16.250818          796.3599
   01/01/2008                             to  12/31/2008       16.250818        11.244488          739.2275
   01/01/2009                             to  05/01/2009       11.244488        10.994771            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.168564        14.360822            0.0000
   01/01/2006                             to  12/31/2006       14.360822        15.812843            0.0000
   01/01/2007                             to  11/12/2007       15.812843        16.061001            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   05/02/2011                             to  12/31/2011        9.639563         9.454674            0.0000
   01/01/2012                             to  12/31/2012        9.454674        10.588205            0.0000
   01/01/2013                             to  12/31/2013       10.588205        13.077464            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.959915         8.021442        1,240.8800
   01/01/2006                             to  12/31/2006        8.021442         9.277682        1,235.3819
   01/01/2007                             to  12/31/2007        9.277682         9.684679        6,170.2089
   01/01/2008                             to  12/31/2008        9.684679         6.782430        7,994.3312
   01/01/2009                             to  12/31/2009        6.782430         8.120033        5,134.5600
   01/01/2010                             to  12/31/2010        8.120033         8.911126            0.0000
   01/01/2011                             to  04/29/2011        8.911126         9.670027            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       13.021572        13.176112            0.0000
  01/01/2006    to  12/31/2006       13.176112        13.516231            0.0000
  01/01/2007    to  12/31/2007       13.516231        13.957225            0.0000
  01/01/2008    to  12/31/2008       13.957225         8.582615            0.0000
  01/01/2009    to  12/31/2009        8.582615        11.984043            0.0000
  01/01/2010    to  12/31/2010       11.984043        12.908360            0.0000
  01/01/2011    to  12/31/2011       12.908360        12.577218            0.0000
  01/01/2012    to  12/31/2012       12.577218        14.842616            0.0000
  01/01/2013    to  12/31/2013       14.842616        20.066477            0.0000
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       13.639080        14.001549            0.0000
  01/01/2006    to  12/31/2006       14.001549        16.239284            0.0000
  01/01/2007    to  12/31/2007       16.239284        16.545190            0.0000
  01/01/2008    to  12/31/2008       16.545190        10.444709            0.0000
  01/01/2009    to  12/31/2009       10.444709        12.752615        3,290.0000
  01/01/2010    to  12/31/2010       12.752615        13.690120        3,736.9546
  01/01/2011    to  12/31/2011       13.690120        14.091251        3,555.6884
  01/01/2012    to  12/31/2012       14.091251        16.098383        3,024.8394
  01/01/2013    to  12/31/2013       16.098383        20.898056        2,771.6490
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       11.412744        11.774569            0.0000
  01/01/2006    to  12/31/2006       11.774569        13.022127            0.0000
  01/01/2007    to  12/31/2007       13.022127        14.047598        4,527.4457
  01/01/2008    to  12/31/2008       14.047598         8.167286        8,275.8171
  01/01/2009    to  12/31/2009        8.167286        11.435592       12,922.2800
  01/01/2010    to  12/31/2010       11.435592        14.039196       27,077.9284
  01/01/2011    to  12/31/2011       14.039196        13.959529       27,091.7256
  01/01/2012    to  12/31/2012       13.959529        16.347991       35,492.5473
  01/01/2013    to  12/31/2013       16.347991        23.575894       29,705.0242
============   ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT
(CLASS I))
  11/07/2005    to  12/31/2005       14.531062        14.700332            0.0000
  01/01/2006    to  12/31/2006       14.700332        15.951613          403.2034
  01/01/2007    to  12/31/2007       15.951613        15.631561       11,023.4476
  01/01/2008    to  12/31/2008       15.631561        10.603792       11,485.0363
  01/01/2009    to  12/31/2009       10.603792        16.176575       17,281.4700
  01/01/2010    to  12/31/2010       16.176575        18.231421        8,250.1580
  01/01/2011    to  12/31/2011       18.231421        18.186339        5,947.8779
  01/01/2012    to  12/31/2012       18.186339        21.101867        5,774.6352
  01/01/2013    to  12/31/2013       21.101867        21.991907        8,101.9949
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       14.827280        15.040585            0.0000
  01/01/2006    to  12/31/2006       15.040585        16.198560          636.2617
  01/01/2007    to  12/31/2007       16.198560        16.312586        6,665.7355
  01/01/2008    to  12/31/2008       16.312586        12.125011       14,761.6749
  01/01/2009    to  12/31/2009       12.125011        17.503256       19,742.1600
  01/01/2010    to  12/31/2010       17.503256        19.929601       33,349.0811
  01/01/2011    to  12/31/2011       19.929601        20.034485       30,189.8248
  01/01/2012    to  12/31/2012       20.034485        22.945569       22,807.8191
  01/01/2013    to  12/31/2013       22.945569        24.699669       25,230.3265
============   ==== ==========       =========        =========       ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       11.278624        11.336770        1,729.8760
  01/01/2008    to  12/31/2008       11.336770         6.970173        2,659.0638
  01/01/2009    to  12/31/2009        6.970173         8.147896        2,936.4900
  01/01/2010    to  12/31/2010        8.147896         8.995807       10,746.5530
  01/01/2011    to  12/31/2011        8.995807         8.840951       14,709.0743
  01/01/2012    to  12/31/2012        8.840951         9.840301       11,635.2932
  01/01/2013    to  12/31/2013        9.840301        12.947797       17,538.4994
============   ==== ==========       =========        =========       ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.470106         9.691818            0.0000
  01/01/2006    to  12/31/2006        9.691818        10.859382            0.0000
  01/01/2007    to  04/27/2007       10.859382        11.373845            0.0000
============   ==== ==========       =========        =========       ===========

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.291852        14.206292        215,417.3746
  01/01/2006    to  12/31/2006       14.206292        19.168944        260,316.3947
  01/01/2007    to  12/31/2007       19.168944        15.975954        201,142.8970
  01/01/2008    to  12/31/2008       15.975954         9.137520        196,699.6767
  01/01/2009    to  12/31/2009        9.137520        12.073645        215,127.4600
  01/01/2010    to  12/31/2010       12.073645        13.747804        266,329.6356
  01/01/2011    to  12/31/2011       13.747804        12.729608        266,003.7854
  01/01/2012    to  12/31/2012       12.729608        15.726790        244,246.6283
  01/01/2013    to  12/31/2013       15.726790        15.969912        255,258.3020
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        8.031950         7.253635        628,240.2268
  01/01/2012    to  12/31/2012        7.253635         8.429276        556,634.4425
  01/01/2013    to  12/31/2013        8.429276        12.036283        618,131.6826
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246184        10.615920            466.5593
  01/01/2006    to  12/31/2006       10.615920        11.096791        180,470.7371
  01/01/2007    to  12/31/2007       11.096791        10.238575        169,346.0937
  01/01/2008    to  12/31/2008       10.238575         4.556518        192,377.2395
  01/01/2009    to  12/31/2009        4.556518         6.165216        173,157.6300
  01/01/2010    to  12/31/2010        6.165216         6.489699        209,824.7001
  01/01/2011    to  04/29/2011        6.489699         6.888201              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS A)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS A) AND BEFORE THAT CAPITAL APPRECIATION FUND
- CAPITAL
 APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005      101.242755       105.091300              0.0000
  01/01/2006    to  12/31/2006      105.091300       106.237121              0.0000
  01/01/2007    to  12/31/2007      106.237121       135.911418            606.9151
  01/01/2008    to  12/31/2008      135.911418        77.493119          4,429.9261
  01/01/2009    to  12/31/2009       77.493119       108.836395          2,549.9700
  01/01/2010    to  12/31/2010      108.836395       117.069757          6,806.9839
  01/01/2011    to  12/31/2011      117.069757       106.403998          5,015.0457
  01/01/2012    to  12/31/2012      106.403998       128.165709          2,618.2116
  01/01/2013    to  12/31/2013      128.165709       162.282800          3,134.5458
============   ==== ==========      ==========       ==========        ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.314958        15.543277       10,063.5000
  01/01/2010    to  12/31/2010       15.543277        17.784900       61,478.8471
  01/01/2011    to  12/31/2011       17.784900        15.002655       76,679.9864
  01/01/2012    to  12/31/2012       15.002655        19.047520       73,668.4854
  01/01/2013    to  12/31/2013       19.047520        24.433710       62,920.0037
============   ==== ==========       =========        =========      ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.115753        10.437309       75,041.1219
  01/01/2006    to  12/31/2006       10.437309        11.879528      162,375.7508
  01/01/2007    to  12/31/2007       11.879528        11.358566      188,011.0977
  01/01/2008    to  12/31/2008       11.358566         7.138352      211,027.5862
  01/01/2009    to  12/31/2009        7.138352         8.860663      226,756.6500
  01/01/2010    to  12/31/2010        8.860663         9.980379      247,515.9506
  01/01/2011    to  12/31/2011        9.980379         9.642864      298,308.1995
  01/01/2012    to  12/31/2012        9.642864        11.198746      257,812.0454
  01/01/2013    to  12/31/2013       11.198746        14.869131      273,962.9408
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       23.165416        23.922858            0.0000
  01/01/2006    to  12/31/2006       23.922858        26.318777        1,179.9664
  01/01/2007    to  12/31/2007       26.318777        25.962529        5,972.4347
  01/01/2008    to  12/31/2008       25.962529        15.587328       29,515.6016
  01/01/2009    to  12/31/2009       15.587328        19.342430       79,270.9800
  01/01/2010    to  12/31/2010       19.342430        23.811597       86,286.6608
  01/01/2011    to  12/31/2011       23.811597        22.489026       92,984.1668
  01/01/2012    to  12/31/2012       22.489026        25.293673       99,257.5765
  01/01/2013    to  12/31/2013       25.293673        32.322692       83,822.0847
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT NEUBERGER
BERMAN MID
 CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       21.878044        23.389908        7,982.9066
  01/01/2011    to  12/31/2011       23.389908        21.408081        9,084.8763
  01/01/2012    to  04/27/2012       21.408081        23.631796            0.0000
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.462615        14.344190          165.5307
  01/01/2007    to  12/31/2007       14.344190        15.669608        1,556.7524
  01/01/2008    to  12/31/2008       15.669608         9.434071       15,025.9432
  01/01/2009    to  12/31/2009        9.434071        12.417015       23,274.1600
  01/01/2010    to  12/31/2010       12.417015        15.400978       27,533.9454
  01/01/2011    to  12/31/2011       15.400978        14.976352       22,109.4651
  01/01/2012    to  12/31/2012       14.976352        17.403960       19,834.5712
  01/01/2013    to  12/31/2013       17.403960        23.986886       15,589.3616
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH
SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.138751        11.382827            0.0000
  01/01/2006    to  04/30/2006       11.382827        12.998548            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS
SERIES TRUST -
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.950780        11.202746            0.0000
  01/01/2006    to  12/31/2006       11.202746        13.649426          179.1712
  01/01/2007    to  12/31/2007       13.649426        13.254345        3,573.2566
  01/01/2008    to  12/31/2008       13.254345         9.719285        8,416.4726
  01/01/2009    to  12/31/2009        9.719285        12.304479       21,926.5800
  01/01/2010    to  12/31/2010       12.304479        14.424086       25,098.2666
  01/01/2011    to  12/31/2011       14.424086        12.714338       27,345.2590
  01/01/2012    to  12/31/2012       12.714338        14.419725       25,443.0822
  01/01/2013    to  12/31/2013       14.419725        18.843409       15,905.5769
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997329        10.184744       23,363.8539
  01/01/2011    to  12/31/2011       10.184744        10.189062       80,745.3079
  01/01/2012    to  12/31/2012       10.189062        10.723728       95,306.9879
  01/01/2013    to  12/31/2013       10.723728        10.920083      177,856.4214
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.190466         6.098843      207,424.5227
  01/01/2009    to  12/31/2009        6.098843        10.104896      279,051.0700
  01/01/2010    to  12/31/2010       10.104896        12.254278      498,551.0357
  01/01/2011    to  12/31/2011       12.254278         9.770137      504,752.3100
  01/01/2012    to  12/31/2012        9.770137        11.390879      443,949.9713
  01/01/2013    to  12/31/2013       11.390879        10.614449      429,036.5717
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.243946        10.097979            0.0000
  01/01/2006    to  12/31/2006       10.097979        12.685370          201.7841
  01/01/2007    to  12/31/2007       12.685370        16.019821       14,899.4231
  01/01/2008    to  11/07/2008       16.019821         7.771609            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.800285        12.520131      679,925.4793
  01/01/2006    to  12/31/2006       12.520131        15.540801      858,070.7481
  01/01/2007    to  12/31/2007       15.540801        17.264543      801,608.9169
  01/01/2008    to  12/31/2008       17.264543         9.757497      656,589.4780
  01/01/2009    to  12/31/2009        9.757497        12.589633      665,355.4200
  01/01/2010    to  12/31/2010       12.589633        13.754786      619,188.1863
  01/01/2011    to  12/31/2011       13.754786        12.044296      612,198.6971
  01/01/2012    to  12/31/2012       12.044296        13.783845      551,210.7799
  01/01/2013    to  12/31/2013       13.783845        16.120882      486,790.1753
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.518753         9.793511            0.0000
  01/01/2006    to  12/31/2006        9.793511        10.408850          576.7971
  01/01/2007    to  12/31/2007       10.408850        12.603466        3,278.8347
  01/01/2008    to  12/31/2008       12.603466         6.580911       36,092.5713
  01/01/2009    to  12/31/2009        6.580911        10.150113       61,731.8600
  01/01/2010    to  12/31/2010       10.150113        13.148249       84,003.6233
  01/01/2011    to  12/31/2011       13.148249        12.002242       61,129.7493
  01/01/2012    to  12/31/2012       12.002242        12.861673       64,719.2148
  01/01/2013    to  12/31/2013       12.861673        17.535649       53,818.0322
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.180744        23.038138       10,365.5182
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.615169         8.986665        4,500.5944
  01/01/2011    to  12/31/2011        8.986665         8.205571        4,599.4522
  01/01/2012    to  12/31/2012        8.205571         9.833800        5,383.8081
  01/01/2013    to  04/26/2013        9.833800        10.436091            0.0000
============   ==== ==========       =========        =========      ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.034766        11.052243        2,002,894.3668
  01/01/2006    to  12/31/2006       11.052243        10.881314        1,426,155.8638
  01/01/2007    to  12/31/2007       10.881314        11.822245          871,099.6046
  01/01/2008    to  12/31/2008       11.822245        10.794618          953,619.1946
  01/01/2009    to  12/31/2009       10.794618        12.496906        1,041,955.2900
  01/01/2010    to  12/31/2010       12.496906        13.206793        1,129,970.7117
  01/01/2011    to  12/31/2011       13.206793        14.395490        1,210,604.2463
  01/01/2012    to  12/31/2012       14.395490        15.405124        1,118,986.0246
  01/01/2013    to  12/31/2013       15.405124        13.706335        1,055,891.9905
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.704327        11.881093        1,220,372.1466
  01/01/2006    to  12/31/2006       11.881093        12.178696        1,294,910.4370
  01/01/2007    to  12/31/2007       12.178696        12.845665          959,956.6806
  01/01/2008    to  12/31/2008       12.845665        12.648587          939,052.9621
  01/01/2009    to  12/31/2009       12.648587        14.640758        1,483,864.8500
  01/01/2010    to  12/31/2010       14.640758        15.531222        2,149,754.7395
  01/01/2011    to  12/31/2011       15.531222        15.714895        2,295,007.1846
  01/01/2012    to  12/31/2012       15.714895        16.838529        2,285,932.5719
  01/01/2013    to  12/31/2013       16.838529        16.197052        2,145,523.2305
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.787051        16.134681                0.0000
  01/01/2006    to  12/31/2006       16.134681        18.343743                0.0000
  01/01/2007    to  12/31/2007       18.343743        18.887870            3,279.6728
  01/01/2008    to  12/31/2008       18.887870        12.439859            3,409.6860
  01/01/2009    to  12/31/2009       12.439859        15.113510            4,172.3600
  01/01/2010    to  12/31/2010       15.113510        17.226236            9,473.7750
  01/01/2011    to  12/31/2011       17.226236        16.125980            8,063.3084
  01/01/2012    to  12/31/2012       16.125980        17.487678            8,379.9128
  01/01/2013    to  12/31/2013       17.487678        22.822727            6,339.8166
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.136204        11.146096            6,071.7900
  01/01/2010    to  12/31/2010       11.146096        12.246981           60,718.3372
  01/01/2011    to  12/31/2011       12.246981        12.426349           78,624.3081
  01/01/2012    to  12/31/2012       12.426349        13.580985          108,026.6966
  01/01/2013    to  12/31/2013       13.580985        13.506630          121,797.2252
============   ==== ==========       =========        =========        ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.361445        47.554144        416,874.6794
  01/01/2006    to  12/31/2006       47.554144        54.932958        361,260.9222
  01/01/2007    to  12/31/2007       54.932958        55.871106        280,740.8425
  01/01/2008    to  12/31/2008       55.871106        34.883018        257,505.5650
  01/01/2009    to  12/31/2009       34.883018        40.501421        241,971.2300
  01/01/2010    to  12/31/2010       40.501421        46.479634        226,799.8200
  01/01/2011    to  12/31/2011       46.479634        43.755758        209,631.0324
  01/01/2012    to  12/31/2012       43.755758        50.620493        187,902.6054
  01/01/2013    to  12/31/2013       50.620493        66.410645        171,373.2829
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.669388        19.329376              0.0000
  01/01/2006    to  04/30/2006       19.329376        20.645723            378.9530
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.366610         7.935494        869,196.4400
  01/01/2010    to  12/31/2010        7.935494         9.936782        863,881.2115
  01/01/2011    to  12/31/2011        9.936782         9.584698        895,748.8130
  01/01/2012    to  12/31/2012        9.584698        10.684677        788,949.6902
  01/01/2013    to  12/31/2013       10.684677        14.311326        759,322.5495
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.359035        17.733811        876,037.8905
  01/01/2007    to  12/31/2007       17.733811        16.864090        704,498.0599
  01/01/2008    to  12/31/2008       16.864090        11.605429        560,127.9276
  01/01/2009    to  12/31/2009       11.605429        14.391738        545,261.8900
  01/01/2010    to  12/31/2010       14.391738        16.922341        551,658.1001
  01/01/2011    to  12/31/2011       16.922341        15.105017        537,279.5396
  01/01/2012    to  12/31/2012       15.105017        17.476104        480,929.8652
  01/01/2013    to  12/31/2013       17.476104        22.699826        443,866.1094
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.358872        16.576795              0.0000
  01/01/2006    to  11/12/2006       16.576795        18.395653            283.2623
============   ==== ==========       =========        =========        ============

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       40.219852        41.746322          990.2999
   01/01/2007                             to  12/31/2007       41.746322        43.444216        5,306.2739
   01/01/2008                             to  12/31/2008       43.444216        41.082523       17,305.6434
   01/01/2009                             to  12/31/2009       41.082523        44.035199       28,978.9200
   01/01/2010                             to  12/31/2010       44.035199        46.718805       33,923.0185
   01/01/2011                             to  12/31/2011       46.718805        48.754539       30,342.6290
   01/01/2012                             to  12/31/2012       48.754539        51.338260       25,697.9507
   01/01/2013                             to  12/31/2013       51.338260        49.887425       23,072.1736
=============                            ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.671960        14.803743            0.0000
   01/01/2006                             to  04/30/2006       14.803743        14.623515            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.894616        12.432399        3,615.4000
   01/01/2010                             to  12/31/2010       12.432399        14.609034        7,605.1048
   01/01/2011                             to  12/31/2011       14.609034        13.045701       12,288.6577
   01/01/2012                             to  12/31/2012       13.045701        14.631133       10,480.7233
   01/01/2013                             to  12/31/2013       14.631133        19.258698        6,323.5379
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.631346        16.097479            0.0000
   01/01/2006                             to  12/31/2006       16.097479        16.756905        1,296.9296
   01/01/2007                             to  12/31/2007       16.756905        17.079423            0.0000
   01/01/2008                             to  12/31/2008       17.079423         9.242076          338.2863
   01/01/2009                             to  05/01/2009        9.242076         9.632848            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.959467        13.246461            0.0000
   01/01/2006                             to  12/31/2006       13.246461        13.885499            0.0000
   01/01/2007                             to  12/31/2007       13.885499        15.238914            0.0000
   01/01/2008                             to  12/31/2008       15.238914         8.571232           99.5436
   01/01/2009                             to  05/01/2009        8.571232         8.137073            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       12.595585        12.433781       35,966.8833
  01/01/2011    to  12/31/2011       12.433781        12.194313       67,871.9560
  01/01/2012    to  12/31/2012       12.194313        11.957540       67,260.5378
  01/01/2013    to  12/31/2013       11.957540        11.726617       49,754.4510
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.109234        12.143345            0.0000
  01/01/2006    to  12/31/2006       12.143345        12.461438            0.0000
  01/01/2007    to  12/31/2007       12.461438        12.819594        3,619.9244
  01/01/2008    to  12/31/2008       12.819594        12.898751       13,877.3048
  01/01/2009    to  12/31/2009       12.898751        12.677944       57,546.7000
  01/01/2010    to  04/30/2010       12.677944        12.597604            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
  04/28/2008    to  12/31/2008       35.860185        22.084398        5,669.0746
  01/01/2009    to  12/31/2009       22.084398        28.585666       11,487.1900
  01/01/2010    to  12/31/2010       28.585666        31.397974       23,632.2649
  01/01/2011    to  12/31/2011       31.397974        29.550608       29,700.8267
  01/01/2012    to  12/31/2012       29.550608        32.704171       30,027.4360
  01/01/2013    to  12/31/2013       32.704171        42.881608       24,624.7979
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE
VARIABLE CAPITAL
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.507270        14.748226            0.0000
  01/01/2006    to  12/31/2006       14.748226        16.434177            0.0000
  01/01/2007    to  12/31/2007       16.434177        16.412549        1,693.9669
  01/01/2008    to  12/31/2008       16.412549         9.313061        2,292.9599
  01/01/2009    to  12/31/2009        9.313061        12.809068        1,890.4800
  01/01/2010    to  12/31/2010       12.809068        14.152579          629.7250
  01/01/2011    to  04/29/2011       14.152579        14.935231            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.892621         7.857833      464,548.2833
  01/01/2009    to  12/31/2009        7.857833        10.754899      606,263.3700
  01/01/2010    to  12/31/2010       10.754899        11.740621      661,059.1769
  01/01/2011    to  12/31/2011       11.740621        11.539887      616,038.6958
  01/01/2012    to  12/31/2012       11.539887        13.076365      945,535.0134
  01/01/2013    to  12/31/2013       13.076365        17.534432      863,679.6468
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.589011         4.701118            0.0000
  01/01/2006    to  12/31/2006        4.701118         4.731582          834.9375
  01/01/2007    to  12/31/2007        4.731582         5.411947        1,822.1248
  01/01/2008    to  04/25/2008        5.411947         5.155025            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       21.285705        26.134957          792.4400
  01/01/2010    to  12/31/2010       26.134957        32.604604        7,178.2304
  01/01/2011    to  12/31/2011       32.604604        32.084516        5,371.9289
  01/01/2012    to  12/31/2012       32.084516        35.950919        7,545.5016
  01/01/2013    to  12/31/2013       35.950919        49.601444        7,235.2776
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.683112        14.173037       48,950.7700
  01/01/2010    to  12/31/2010       14.173037        17.039399       64,061.2893
  01/01/2011    to  12/31/2011       17.039399        13.994917      102,077.9934
  01/01/2012    to  12/31/2012       13.994917        16.180386       80,129.1659
  01/01/2013    to  12/31/2013       16.180386        20.247946       79,438.8824
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       38.228705        40.919203            0.0000
  01/01/2007    to  12/31/2007       40.919203        41.800428          189.6453
  01/01/2008    to  12/31/2008       41.800428        31.845411        6,424.2840
  01/01/2009    to  12/31/2009       31.845411        36.963975        9,838.4800
  01/01/2010    to  12/31/2010       36.963975        39.827068        3,876.0365
  01/01/2011    to  12/31/2011       39.827068        39.921364        4,049.0016
  01/01/2012    to  12/31/2012       39.921364        43.594343        1,201.3765
  01/01/2013    to  12/31/2013       43.594343        50.770947        1,271.1516
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.765556        23.087832            0.0000
  01/01/2006    to  04/30/2006       23.087832        23.753928            0.0000
============   ==== ==========       =========        =========      ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.810480        12.996926               0.0000
  01/01/2006    to  12/31/2006       12.996926        15.465689               0.0000
  01/01/2007    to  12/31/2007       15.465689        16.323859               0.0000
  01/01/2008    to  12/31/2008       16.323859        10.800602           6,023.0165
  01/01/2009    to  12/31/2009       10.800602        12.797239           7,193.9900
  01/01/2010    to  12/31/2010       12.797239        13.984039          27,931.6655
  01/01/2011    to  12/31/2011       13.984039        13.831379          27,411.1249
  01/01/2012    to  12/31/2012       13.831379        15.821285          27,534.2640
  01/01/2013    to  12/31/2013       15.821285        21.060018          26,541.6035
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       20.047915        20.560555               0.0000
  01/01/2007    to  12/31/2007       20.560555        20.985747               0.0000
  01/01/2008    to  12/31/2008       20.985747        12.551602               0.0000
  01/01/2009    to  12/31/2009       12.551602        14.982218             388.4300
  01/01/2010    to  12/31/2010       14.982218        16.816101             668.7718
  01/01/2011    to  12/31/2011       16.816101        15.461310           2,080.7964
  01/01/2012    to  12/31/2012       15.461310        17.533515           2,562.1506
  01/01/2013    to  04/26/2013       17.533515        19.278793               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY
 INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.696901        19.142042               0.0000
  01/01/2006    to  04/30/2006       19.142042        20.038018               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997863         6.575143          27,813.3408
  01/01/2009    to  12/31/2009        6.575143         8.052755         955,074.8000
  01/01/2010    to  12/31/2010        8.052755         8.767870       1,116,214.9137
  01/01/2011    to  12/31/2011        8.767870         8.551865       1,160,376.4266
  01/01/2012    to  12/31/2012        8.551865         9.552891       1,024,233.5245
  01/01/2013    to  04/26/2013        9.552891        10.446064               0.0000
============   ==== ==========       =========        =========       ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       17.226795        15.955857           6,216.7114
  01/01/2012    to  12/31/2012       15.955857        17.172171             409.8000
  01/01/2013    to  12/31/2013       17.172171        23.271979         165,801.8495
============   ==== ==========       =========        =========       ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.144016        15.154954        255,865.3074
  01/01/2008    to  12/31/2008       15.154954         9.169250        252,029.3262
  01/01/2009    to  12/31/2009        9.169250        12.297858        249,227.7500
  01/01/2010    to  12/31/2010       12.297858        14.817473        247,395.5172
  01/01/2011    to  12/31/2011       14.817473        13.765157        257,269.5371
  01/01/2012    to  12/31/2012       13.765157        14.211408        237,844.2836
  01/01/2013    to  04/26/2013       14.211408        15.382164              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  11/07/2005    to  12/31/2005       10.376950        10.835361              0.0000
  01/01/2006    to  12/31/2006       10.835361        11.961191            957.6786
  01/01/2007    to  04/27/2007       11.961191        13.188822              0.0000
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.688949         8.414769        276,940.1258
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.191782         5.798617        407,786.9118
  01/01/2012    to  12/31/2012        5.798617         6.375121        319,676.8401
  01/01/2013    to  04/26/2013        6.375121         6.654953              0.0000
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.273182         9.358278          2,342.0587
  01/01/2009    to  12/31/2009        9.358278        12.723315          6,007.7900
  01/01/2010    to  12/31/2010       12.723315        16.802981          5,361.4815
  01/01/2011    to  12/31/2011       16.802981        16.717614          4,868.0101
  01/01/2012    to  12/31/2012       16.717614        19.001132          4,470.2391
  01/01/2013    to  12/31/2013       19.001132        26.865494          3,200.9267
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       15.015458        15.569440          1,027.4422
  01/01/2007    to  12/31/2007       15.569440        15.931987         11,244.5410
  01/01/2008    to  12/31/2008       15.931987        15.567272         12,609.1707
  01/01/2009    to  12/31/2009       15.567272        15.928079         14,984.6400
  01/01/2010    to  12/31/2010       15.928079        16.528209          8,312.1462
  01/01/2011    to  12/31/2011       16.528209        17.102890         16,657.2899
  01/01/2012    to  12/31/2012       17.102890        17.510686         13,322.3366
  01/01/2013    to  12/31/2013       17.510686        17.071350         11,849.0071
============   ==== ==========       =========        =========        ============

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.440711        19.971862            0.0000
   01/01/2006                             to  04/30/2006       19.971862        19.209515            0.0000
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.667575        14.845874       26,831.1712
   01/01/2006                             to  04/30/2006       14.845874        14.666821            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.507348        20.610917          631.2545
  01/01/2006    to  12/31/2006       20.610917        24.319039       43,781.3678
  01/01/2007    to  12/31/2007       24.319039        27.360500      150,829.6810
  01/01/2008    to  12/31/2008       27.360500        16.513449      152,726.1519
  01/01/2009    to  12/31/2009       16.513449        23.022611      137,174.8200
  01/01/2010    to  12/31/2010       23.022611        25.205188      120,970.5417
  01/01/2011    to  12/31/2011       25.205188        22.500226      110,892.8971
  01/01/2012    to  12/31/2012       22.500226        27.014598      108,353.5494
  01/01/2013    to  12/31/2013       27.014598        34.189036      100,599.9349
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      121.617089       127.218593        1,666.6580
  01/01/2006    to  12/31/2006      127.218593       137.379674       14,569.1198
  01/01/2007    to  12/31/2007      137.379674       151.195319       58,850.7266
  01/01/2008    to  12/31/2008      151.195319        82.985950       67,302.7325
  01/01/2009    to  12/31/2009       82.985950       113.344953       64,539.5100
  01/01/2010    to  12/31/2010      113.344953       131.791339       58,909.1299
  01/01/2011    to  12/31/2011      131.791339       123.599906       55,112.5190
  01/01/2012    to  12/31/2012      123.599906       142.742069       51,079.1379
  01/01/2013    to  12/31/2013      142.742069       181.943796       49,028.0219
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       85.888171        88.477545          315.7436
  01/01/2006    to  12/31/2006       88.477545        99.866384       15,265.0689
  01/01/2007    to  12/31/2007       99.866384       102.762465       60,291.5722
  01/01/2008    to  12/31/2008      102.762465        62.566500       58,600.1047
  01/01/2009    to  12/31/2009       62.566500        80.446834       56,583.6800
  01/01/2010    to  12/31/2010       80.446834        87.821522       50,170.6280
  01/01/2011    to  12/31/2011       87.821522        84.468472       43,970.5674
  01/01/2012    to  12/31/2012       84.468472        97.211976       39,148.2705
  01/01/2013    to  12/31/2013       97.211976       127.146022       31,944.2063
============   ==== ==========      ==========       ==========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       24.746710        25.865503        5,654.9972
  01/01/2006    to  12/31/2006       25.865503        30.776908       60,843.4682
  01/01/2007    to  12/31/2007       30.776908        34.809377      188,253.6106
  01/01/2008    to  12/31/2008       34.809377        20.330972      205,061.1963
  01/01/2009    to  12/31/2009       20.330972        27.296759      198,766.0500
  01/01/2010    to  12/31/2010       27.296759        28.991519      193,313.9890
  01/01/2011    to  12/31/2011       28.991519        25.383339      180,754.2014
  01/01/2012    to  12/31/2012       25.383339        29.399482      175,229.9508
  01/01/2013    to  12/31/2013       29.399482        35.419496      152,651.4119
============   ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.138902        12.454922          563.7969
  01/01/2006    to  12/31/2006       12.454922        13.275577       37,796.2280
  01/01/2007    to  12/31/2007       13.275577        13.200454      154,458.4491
  01/01/2008    to  12/31/2008       13.200454         7.706304      156,057.7578
  01/01/2009    to  12/31/2009        7.706304        10.159760      144,170.3500
  01/01/2010    to  12/31/2010       10.159760        12.443241      127,995.0313
  01/01/2011    to  04/29/2011       12.443241        13.866682            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT
(CLASS I))
  11/07/2005    to  12/31/2005       28.050856        28.581938            0.0000
  01/01/2006    to  12/31/2006       28.581938        32.708386        4,201.0994
  01/01/2007    to  12/31/2007       32.708386        32.447434        9,112.1457
  01/01/2008    to  12/31/2008       32.447434        20.159670        4,462.3354
  01/01/2009    to  12/31/2009       20.159670        25.548992        4,474.6100
  01/01/2010    to  12/31/2010       25.548992        29.187145        4,099.5774
  01/01/2011    to  12/31/2011       29.187145        26.824117        4,060.5132
  01/01/2012    to  12/31/2012       26.824117        30.213045        4,005.9411
  01/01/2013    to  12/31/2013       30.213045        39.121373          749.1704
============   ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       25.600132        25.811626            0.0000
   01/01/2006                             to  12/31/2006       25.811626        29.031409        5,032.5526
   01/01/2007                             to  12/31/2007       29.031409        30.835252       20,394.9252
   01/01/2008                             to  12/31/2008       30.835252        21.352588       20,486.8607
   01/01/2009                             to  12/31/2009       21.352588        25.545781       31,810.0500
   01/01/2010                             to  12/31/2010       25.545781        28.187687       29,881.3276
   01/01/2011                             to  12/31/2011       28.187687        28.336061       23,864.7919
   01/01/2012                             to  12/31/2012       28.336061        32.185476       23,237.4018
   01/01/2013                             to  12/31/2013       32.185476        40.992687       21,361.6080
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.207768        16.165743       36,153.9027
   01/01/2008                             to  12/31/2008       16.165743        11.174386       35,988.8061
   01/01/2009                             to  05/01/2009       11.174386        10.922586            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.124688        14.314271            0.0000
   01/01/2006                             to  12/31/2006       14.314271        15.745881       20,693.5992
   01/01/2007                             to  11/12/2007       15.745881        15.979199            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   05/02/2011                             to  12/31/2011        9.528014         9.339066       24,585.2810
   01/01/2012                             to  12/31/2012        9.339066        10.448230       15,959.2731
   01/01/2013                             to  12/31/2013       10.448230        12.891689       11,806.9221
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.911078         7.971069          991.7994
   01/01/2006                             to  12/31/2006        7.971069         9.210237       15,414.4516
   01/01/2007                             to  12/31/2007        9.210237         9.604617       44,706.2736
   01/01/2008                             to  12/31/2008        9.604617         6.719604       50,554.7385
   01/01/2009                             to  12/31/2009        6.719604         8.036776       34,976.2300
   01/01/2010                             to  12/31/2010        8.036776         8.810949       32,178.0215
   01/01/2011                             to  04/29/2011        8.810949         9.558204            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.923961        13.075442            0.0000
  01/01/2006    to  12/31/2006       13.075442        13.399593       31,008.1822
  01/01/2007    to  12/31/2007       13.399593        13.822878       95,436.3549
  01/01/2008    to  12/31/2008       13.822878         8.491457       98,060.4475
  01/01/2009    to  12/31/2009        8.491457        11.844908       82,487.6600
  01/01/2010    to  12/31/2010       11.844908        12.745747       70,943.5241
  01/01/2011    to  12/31/2011       12.745747        12.406387       69,461.1213
  01/01/2012    to  12/31/2012       12.406387        14.626308       61,680.2454
  01/01/2013    to  12/31/2013       14.626308        19.754290       52,785.1886
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       13.534141        13.891804            0.0000
  01/01/2006    to  12/31/2006       13.891804        16.095948       15,449.1065
  01/01/2007    to  12/31/2007       16.095948        16.382678       23,299.5666
  01/01/2008    to  12/31/2008       16.382678        10.331724       25,826.3305
  01/01/2009    to  12/31/2009       10.331724        12.602056       27,131.9700
  01/01/2010    to  12/31/2010       12.602056        13.514979       24,467.5859
  01/01/2011    to  12/31/2011       13.514979        13.897101       24,275.6670
  01/01/2012    to  12/31/2012       13.897101        15.860629       21,828.8899
  01/01/2013    to  12/31/2013       15.860629        20.568850       18,388.2780
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       11.372835        11.731690          510.1237
  01/01/2006    to  12/31/2006       11.731690        12.961772       13,573.6867
  01/01/2007    to  12/31/2007       12.961772        13.968441       47,263.6566
  01/01/2008    to  12/31/2008       13.968441         8.113098       57,979.7384
  01/01/2009    to  12/31/2009        8.113098        11.348362       61,010.1700
  01/01/2010    to  12/31/2010       11.348362        13.918195       56,603.8124
  01/01/2011    to  12/31/2011       13.918195        13.825404       52,612.9313
  01/01/2012    to  12/31/2012       13.825404        16.174652       48,372.7766
  01/01/2013    to  12/31/2013       16.174652        23.302627       43,953.1159
============   ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT
(CLASS I))
  11/07/2005    to  12/31/2005       14.422159        14.588044            0.0000
  01/01/2006    to  12/31/2006       14.588044        15.813995       14,414.1085
  01/01/2007    to  12/31/2007       15.813995        15.481133       37,854.2400
  01/01/2008    to  12/31/2008       15.481133        10.491207       61,018.4084
  01/01/2009    to  12/31/2009       10.491207        15.988846       55,019.5800
  01/01/2010    to  12/31/2010       15.988846        18.001843       62,004.2992
  01/01/2011    to  12/31/2011       18.001843        17.939424       60,671.3283
  01/01/2012    to  12/31/2012       17.939424        20.794457       64,122.0575
  01/01/2013    to  12/31/2013       20.794457        21.649869       30,688.4445
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       14.691628        14.900818            0.0000
  01/01/2006    to  12/31/2006       14.900818        16.032046       24,702.2025
  01/01/2007    to  12/31/2007       16.032046        16.128680       55,269.3194
  01/01/2008    to  12/31/2008       16.128680        11.976287       53,355.5823
  01/01/2009    to  12/31/2009       11.976287        17.271305       81,153.8000
  01/01/2010    to  12/31/2010       17.271305        19.645852       77,379.9216
  01/01/2011    to  12/31/2011       19.645852        19.729552       68,995.9225
  01/01/2012    to  12/31/2012       19.729552        22.573630       65,214.5346
  01/01/2013    to  12/31/2013       22.573630        24.275014       47,722.5475
============   ==== ==========       =========        =========       ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       11.176353        11.226432       36,127.3624
  01/01/2008    to  12/31/2008       11.226432         6.895398       52,772.8462
  01/01/2009    to  12/31/2009        6.895398         8.052427       80,100.6100
  01/01/2010    to  12/31/2010        8.052427         8.881524       77,192.5248
  01/01/2011    to  12/31/2011        8.881524         8.719926       70,422.0915
  01/01/2012    to  12/31/2012        8.719926         9.695846       54,180.4761
  01/01/2013    to  12/31/2013        9.695846        12.744980       45,303.6153
============   ==== ==========       =========        =========       ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.398097         9.616726            0.0000
  01/01/2006    to  12/31/2006        9.616726        10.764509        9,975.7132
  01/01/2007    to  04/27/2007       10.764509        11.270804            0.0000
============   ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.271633        14.182623       86,646.7443
  01/01/2006    to  12/31/2006       14.182623        19.117954      121,441.4993
  01/01/2007    to  12/31/2007       19.117954        15.917430      147,927.0516
  01/01/2008    to  12/31/2008       15.917430         9.094890      166,867.5082
  01/01/2009    to  12/31/2009        9.094890        12.005300      165,292.7600
  01/01/2010    to  12/31/2010       12.005300        13.656337      165,430.1333
  01/01/2011    to  12/31/2011       13.656337        12.632295      147,876.1674
  01/01/2012    to  12/31/2012       12.632295        15.590890      142,530.6088
  01/01/2013    to  12/31/2013       15.590890        15.816081      135,570.0984
============   ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.946590         7.171781      298,989.5991
  01/01/2012    to  12/31/2012        7.171781         8.325782      383,558.6369
  01/01/2013    to  12/31/2013        8.325782        11.876631      401,922.5649
============   ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988        10.614176       24,236.9302
  01/01/2006    to  12/31/2006       10.614176        11.083909      105,921.4343
  01/01/2007    to  12/31/2007       11.083909        10.216408      162,559.7513
  01/01/2008    to  12/31/2008       10.216408         4.542073      188,844.3348
  01/01/2009    to  12/31/2009        4.542073         6.139525      190,035.6200
  01/01/2010    to  12/31/2010        6.139525         6.456202      172,427.6925
  01/01/2011    to  04/29/2011        6.456202         6.850412            0.0000
============   ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS A)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS A) AND BEFORE THAT CAPITAL APPRECIATION
FUND - CAPITAL
 APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       98.995052       102.743233           36.7376
  01/01/2006    to  12/31/2006      102.743233       103.759913          191.7361
  01/01/2007    to  12/31/2007      103.759913       132.608964        5,737.9831
  01/01/2008    to  12/31/2008      132.608964        75.534117       10,868.5009
  01/01/2009    to  12/31/2009       75.534117       105.979039       11,191.9700
  01/01/2010    to  12/31/2010      105.979039       113.882379       10,066.1595
  01/01/2011    to  12/31/2011      113.882379       103.403715       11,845.5920
  01/01/2012    to  12/31/2012      103.403715       124.426738        9,720.8809
  01/01/2013    to  12/31/2013      124.426738       157.391117        5,377.2801
============   ==== ==========      ==========       ==========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.232195        15.419422        2,796.8200
  01/01/2010    to  12/31/2010       15.419422        17.625567        8,976.5086
  01/01/2011    to  12/31/2011       17.625567        14.853394       14,511.8437
  01/01/2012    to  12/31/2012       14.853394        18.839075       11,867.7798
  01/01/2013    to  12/31/2013       18.839075        24.142185       15,850.5007
============   ==== ==========       =========        =========      ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.110437        10.430310       20,174.2044
  01/01/2006    to  12/31/2006       10.430310        11.859735       66,675.2605
  01/01/2007    to  12/31/2007       11.859735        11.328245      119,708.7443
  01/01/2008    to  12/31/2008       11.328245         7.112139      120,859.4214
  01/01/2009    to  12/31/2009        7.112139         8.819300      115,988.9400
  01/01/2010    to  12/31/2010        8.819300         9.923869      106,626.4975
  01/01/2011    to  12/31/2011        9.923869         9.578696       91,593.0682
  01/01/2012    to  12/31/2012        9.578696        11.113050       74,486.4175
  01/01/2013    to  12/31/2013       11.113050        14.740609       80,400.3634
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.975841        23.723639        1,303.0320
  01/01/2006    to  12/31/2006       23.723639        26.073597       15,887.7636
  01/01/2007    to  12/31/2007       26.073597        25.694822       46,957.9809
  01/01/2008    to  12/31/2008       25.694822        15.411100       53,037.3276
  01/01/2009    to  12/31/2009       15.411100        19.104625       62,160.3200
  01/01/2010    to  12/31/2010       19.104625        23.495365       61,414.4549
  01/01/2011    to  12/31/2011       23.495365        22.168211       56,461.7055
  01/01/2012    to  12/31/2012       22.168211        24.907796       49,064.8545
  01/01/2013    to  12/31/2013       24.907796        31.797783       52,217.8321
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT NEUBERGER
BERMAN MID
 CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       21.628093        23.107358            0.0000
  01/01/2011    to  12/31/2011       23.107358        21.128361            0.0000
  01/01/2012    to  04/27/2012       21.128361        23.315423            0.0000
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.396815        14.269461       22,752.4510
  01/01/2007    to  12/31/2007       14.269461        15.572310       71,380.1367
  01/01/2008    to  12/31/2008       15.572310         9.366067       81,140.8586
  01/01/2009    to  12/31/2009        9.366067        12.315184       80,211.5000
  01/01/2010    to  12/31/2010       12.315184        15.259425       63,086.7266
  01/01/2011    to  12/31/2011       15.259425        14.823894       53,020.0464
  01/01/2012    to  12/31/2012       14.823894        17.209483       47,136.4403
  01/01/2013    to  12/31/2013       17.209483        23.695163       42,374.1654
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH
SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.132569        11.374857          345.0187
  01/01/2006    to  04/30/2006       11.374857        12.985253       12,316.3916
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS
SERIES TRUST -
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.944702        11.194901            0.0000
  01/01/2006    to  12/31/2006       11.194901        13.626277       30,684.3205
  01/01/2007    to  12/31/2007       13.626277        13.218563       89,565.4985
  01/01/2008    to  12/31/2008       13.218563         9.683312      101,340.8806
  01/01/2009    to  12/31/2009        9.683312        12.246679       98,146.0600
  01/01/2010    to  12/31/2010       12.246679        14.341992       81,824.2008
  01/01/2011    to  12/31/2011       14.341992        12.629354       73,164.8530
  01/01/2012    to  12/31/2012       12.629354        14.308953       61,289.5023
  01/01/2013    to  12/31/2013       14.308953        18.679979       56,220.6361
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855       16,975.5839
  01/01/2011    to  12/31/2011       10.177855        10.172019       25,865.4921
  01/01/2012    to  12/31/2012       10.172019        10.695033       28,709.5450
  01/01/2013    to  12/31/2013       10.695033        10.879977       34,810.2390
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.174740         6.082499      254,692.9255
  01/01/2009    to  12/31/2009        6.082499        10.067748      226,405.4400
  01/01/2010    to  12/31/2010       10.067748        12.197046      216,641.6037
  01/01/2011    to  12/31/2011       12.197046         9.714793      207,977.2850
  01/01/2012    to  12/31/2012        9.714793        11.314976      192,057.3743
  01/01/2013    to  12/31/2013       11.314976        10.533176      192,658.9658
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.154819         9.999169          203.9424
  01/01/2006    to  12/31/2006        9.999169        12.548729       41,667.8792
  01/01/2007    to  12/31/2007       12.548729        15.831349      129,019.4942
  01/01/2008    to  11/07/2008       15.831349         7.673588            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.739175        12.453487      326,612.1605
  01/01/2006    to  12/31/2006       12.453487        15.442674      349,136.4641
  01/01/2007    to  12/31/2007       15.442674        17.138290      422,776.4752
  01/01/2008    to  12/31/2008       17.138290         9.676406      414,107.8907
  01/01/2009    to  12/31/2009        9.676406        12.472521      375,609.3900
  01/01/2010    to  12/31/2010       12.472521        13.613233      355,351.7856
  01/01/2011    to  12/31/2011       13.613233        11.908439      319,762.4699
  01/01/2012    to  12/31/2012       11.908439        13.614676      290,174.3962
  01/01/2013    to  12/31/2013       13.614676        15.907121      247,916.3210
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.473774         9.745818          721.8580
  01/01/2006    to  12/31/2006        9.745818        10.347836       47,013.5585
  01/01/2007    to  12/31/2007       10.347836        12.517002      171,605.1195
  01/01/2008    to  12/31/2008       12.517002         6.529188      237,067.1921
  01/01/2009    to  12/31/2009        6.529188        10.060277      209,708.3600
  01/01/2010    to  12/31/2010       10.060277        13.018869      156,688.1909
  01/01/2011    to  12/31/2011       13.018869        11.872277      141,041.5722
  01/01/2012    to  12/31/2012       11.872277        12.709614      141,502.5758
  01/01/2013    to  12/31/2013       12.709614        17.311028      127,620.3939
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.857040        22.653342        2,298.3577
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.597730         8.962532          423.7785
  01/01/2011    to  12/31/2011        8.962532         8.175364          417.8516
  01/01/2012    to  12/31/2012        8.175364         9.787757          391.9855
  01/01/2013    to  04/26/2013        9.787757        10.383926            0.0000
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.006954        11.022786        377,386.3163
  01/01/2006    to  12/31/2006       11.022786        10.841492        307,553.7396
  01/01/2007    to  12/31/2007       10.841492        11.767146        453,759.8332
  01/01/2008    to  12/31/2008       11.767146        10.733536        360,202.9360
  01/01/2009    to  12/31/2009       10.733536        12.413779        356,915.9500
  01/01/2010    to  12/31/2010       12.413779        13.105833        366,618.3037
  01/01/2011    to  12/31/2011       13.105833        14.271210        334,233.8694
  01/01/2012    to  12/31/2012       14.271210        15.256784        314,557.2290
  01/01/2013    to  12/31/2013       15.256784        13.560777        282,266.8627
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.643672        11.817806        913,535.7194
  01/01/2006    to  12/31/2006       11.817806        12.101748      1,030,788.4572
  01/01/2007    to  12/31/2007       12.101748        12.751678      1,225,143.0195
  01/01/2008    to  12/31/2008       12.751678        12.543460      1,085,536.0072
  01/01/2009    to  12/31/2009       12.543460        14.504569      1,050,456.3900
  01/01/2010    to  12/31/2010       14.504569        15.371376      1,053,907.5460
  01/01/2011    to  12/31/2011       15.371376        15.537655        929,214.3910
  01/01/2012    to  12/31/2012       15.537655        16.631888        835,859.7866
  01/01/2013    to  12/31/2013       16.631888        15.982289        757,023.8462
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.602501        15.943751              0.0000
  01/01/2006    to  12/31/2006       15.943751        18.108614         12,647.2147
  01/01/2007    to  12/31/2007       18.108614        18.627029         43,910.5286
  01/01/2008    to  12/31/2008       18.627029        12.255741         40,489.3615
  01/01/2009    to  12/31/2009       12.255741        14.874933         36,364.6100
  01/01/2010    to  12/31/2010       14.874933        16.937377         32,804.3195
  01/01/2011    to  12/31/2011       16.937377        15.839749         29,573.4324
  01/01/2012    to  12/31/2012       15.839749        17.160018         30,044.6842
  01/01/2013    to  12/31/2013       17.160018        22.372736         28,571.8032
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.128746        11.129654         18,215.7000
  01/01/2010    to  12/31/2010       11.129654        12.216698         27,487.8123
  01/01/2011    to  12/31/2011       12.216698        12.383266         35,064.1362
  01/01/2012    to  12/31/2012       12.383266        13.520302         38,700.1665
  01/01/2013    to  12/31/2013       13.520302        13.432837         35,936.1431
============   ==== ==========       =========        =========      ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.122353        47.302031        275,629.5718
  01/01/2006    to  12/31/2006       47.302031        54.587274        249,601.0989
  01/01/2007    to  12/31/2007       54.587274        55.463710        227,997.5920
  01/01/2008    to  12/31/2008       55.463710        34.593831        192,108.4190
  01/01/2009    to  12/31/2009       34.593831        40.125478        173,984.7400
  01/01/2010    to  12/31/2010       40.125478        46.002212        158,943.6177
  01/01/2011    to  12/31/2011       46.002212        43.263096        136,858.1882
  01/01/2012    to  12/31/2012       43.263096        50.000256        114,977.9214
  01/01/2013    to  12/31/2013       50.000256        65.531408        103,876.7599
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.502136        19.153432          4,856.7965
  01/01/2006    to  04/30/2006       19.153432        20.451193          6,086.3064
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.311518         7.861642        400,716.2900
  01/01/2010    to  12/31/2010        7.861642         9.834477        360,017.9991
  01/01/2011    to  12/31/2011        9.834477         9.476551        269,065.5112
  01/01/2012    to  12/31/2012        9.476551        10.553502        246,687.1344
  01/01/2013    to  12/31/2013       10.553502        14.121510        220,644.8417
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.280427        17.651281        278,209.8687
  01/01/2007    to  12/31/2007       17.651281        16.768726        247,135.6746
  01/01/2008    to  12/31/2008       16.768726        11.528208        195,931.4458
  01/01/2009    to  12/31/2009       11.528208        14.281682        178,668.2500
  01/01/2010    to  12/31/2010       14.281682        16.776165        171,539.0967
  01/01/2011    to  12/31/2011       16.776165        14.959592        143,116.9369
  01/01/2012    to  12/31/2012       14.959592        17.290465        126,556.9884
  01/01/2013    to  12/31/2013       17.290465        22.436265        118,700.1566
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.228339        16.442132              0.0000
  01/01/2006    to  11/12/2006       16.442132        18.230529          2,613.0300
============   ==== ==========       =========        =========        ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       39.317626        40.782816       14,464.6486
   01/01/2007                             to  12/31/2007       40.782816        42.398893       58,651.2698
   01/01/2008                             to  12/31/2008       42.398893        40.053835       45,325.9607
   01/01/2009                             to  12/31/2009       40.053835        42.889677       50,209.6100
   01/01/2010                             to  12/31/2010       42.889677        45.458000       45,609.7115
   01/01/2011                             to  12/31/2011       45.458000        47.391519       38,810.2359
   01/01/2012                             to  12/31/2012       47.391519        49.852867       36,789.5096
   01/01/2013                             to  12/31/2013       49.852867        48.395577       37,495.2377
=============                            ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.505704        14.633870          961.1420
   01/01/2006                             to  04/30/2006       14.633870        14.451038        6,898.8622
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.769871        12.267573       64,067.0300
   01/01/2010                             to  12/31/2010       12.267573        14.400957       54,415.1631
   01/01/2011                             to  12/31/2011       14.400957        12.847057       56,177.1249
   01/01/2012                             to  12/31/2012       12.847057        14.393874       53,058.2219
   01/01/2013                             to  12/31/2013       14.393874        18.927469       48,742.3229
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.488314        15.947865            0.0000
   01/01/2006                             to  12/31/2006       15.947865        16.584616       17,938.8803
   01/01/2007                             to  12/31/2007       16.584616        16.886828       77,792.1257
   01/01/2008                             to  12/31/2008       16.886828         9.128670       70,566.9097
   01/01/2009                             to  05/01/2009        9.128670         9.511479            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.829416        13.111624            0.0000
   01/01/2006                             to  12/31/2006       13.111624        13.730459            0.0000
   01/01/2007                             to  12/31/2007       13.730459        15.053622          773.0501
   01/01/2008                             to  12/31/2008       15.053622         8.458501        3,105.7753
   01/01/2009                             to  05/01/2009        8.458501         8.027381            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       12.397067        12.229700       60,509.0459
  01/01/2011    to  12/31/2011       12.229700        11.982205       78,895.6719
  01/01/2012    to  12/31/2012       11.982205        11.737740       68,312.9349
  01/01/2013    to  12/31/2013       11.737740        11.499554       45,903.4073
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.971984        12.003966          333.6018
  01/01/2006    to  12/31/2006       12.003966        12.306133       21,697.6643
  01/01/2007    to  12/31/2007       12.306133        12.647107       70,821.0225
  01/01/2008    to  12/31/2008       12.647107        12.712443      188,446.7227
  01/01/2009    to  12/31/2009       12.712443        12.482334       80,580.7100
  01/01/2010    to  04/30/2010       12.482334        12.399156            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
  04/28/2008    to  12/31/2008       35.379369        21.773477          880.4370
  01/01/2009    to  12/31/2009       21.773477        28.155042       10,352.6200
  01/01/2010    to  12/31/2010       28.155042        30.894096       14,005.6226
  01/01/2011    to  12/31/2011       30.894096        29.047363       43,227.2173
  01/01/2012    to  12/31/2012       29.047363        32.114925       40,857.9085
  01/01/2013    to  12/31/2013       32.114925        42.066934       41,310.7165
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE
VARIABLE CAPITAL
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.462344        14.700418        1,066.9626
  01/01/2006    to  12/31/2006       14.700418        16.364583       26,280.0430
  01/01/2007    to  12/31/2007       16.364583        16.326625      128,192.3264
  01/01/2008    to  12/31/2008       16.326625         9.254985       91,712.3840
  01/01/2009    to  12/31/2009        9.254985        12.716466       81,191.1200
  01/01/2010    to  12/31/2010       12.716466        14.036228       75,395.9725
  01/01/2011    to  04/29/2011       14.036228        14.807615            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.821507         7.805540      145,950.4754
  01/01/2009    to  12/31/2009        7.805540        10.672653      132,020.5200
  01/01/2010    to  12/31/2010       10.672653        11.639200      158,439.2465
  01/01/2011    to  12/31/2011       11.639200        11.428787      108,372.8022
  01/01/2012    to  12/31/2012       11.428787        12.937464      318,997.0059
  01/01/2013    to  12/31/2013       12.937464        17.330845      292,973.1094
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.565469         4.676322            0.0000
  01/01/2006    to  12/31/2006        4.676322         4.701934        2,837.8638
  01/01/2007    to  12/31/2007        4.701934         5.372633       46,983.4995
  01/01/2008    to  04/25/2008        5.372633         5.115951            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       20.968328        25.728318          530.2200
  01/01/2010    to  12/31/2010       25.728318        32.065258          974.7019
  01/01/2011    to  12/31/2011       32.065258        31.522286        2,969.0266
  01/01/2012    to  12/31/2012       31.522286        35.285452        2,035.0012
  01/01/2013    to  12/31/2013       35.285452        48.634682        1,595.5368
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.677658        14.156467        2,220.3900
  01/01/2010    to  12/31/2010       14.156467        17.002492        5,976.6825
  01/01/2011    to  12/31/2011       17.002492        13.950654        5,850.9660
  01/01/2012    to  12/31/2012       13.950654        16.113009        7,710.1216
  01/01/2013    to  12/31/2013       16.113009        20.143494        6,625.1639
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       37.508955        40.122198        8,444.6345
  01/01/2007    to  12/31/2007       40.122198        40.945082       16,858.1065
  01/01/2008    to  12/31/2008       40.945082        31.162460       16,632.7794
  01/01/2009    to  12/31/2009       31.162460        36.135101       14,888.6500
  01/01/2010    to  12/31/2010       36.135101        38.895098       12,608.8515
  01/01/2011    to  12/31/2011       38.895098        38.948309       11,580.7001
  01/01/2012    to  12/31/2012       38.948309        42.489030       10,621.5732
  01/01/2013    to  12/31/2013       42.489030        49.434230        7,750.4649
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.507571        22.822880            0.0000
  01/01/2006    to  04/30/2006       22.822880        23.473746        2,506.7389
============   ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.717262        12.900477            0.0000
  01/01/2006    to  12/31/2006       12.900477        15.335629       27,637.2991
  01/01/2007    to  12/31/2007       15.335629        16.170322       78,116.3613
  01/01/2008    to  12/31/2008       16.170322        10.688265       94,014.8928
  01/01/2009    to  12/31/2009       10.688265        12.651473       90,863.7800
  01/01/2010    to  12/31/2010       12.651473        13.810946       88,287.0896
  01/01/2011    to  12/31/2011       13.810946        13.646548       79,775.4358
  01/01/2012    to  12/31/2012       13.646548        15.594182       75,512.7821
  01/01/2013    to  12/31/2013       15.594182        20.736985       82,197.5279
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       19.854982        20.349193        2,993.4227
  01/01/2007    to  12/31/2007       20.349193        20.749143        8,469.5327
  01/01/2008    to  12/31/2008       20.749143        12.397610       14,208.4651
  01/01/2009    to  12/31/2009       12.397610        14.783606       14,764.4200
  01/01/2010    to  12/31/2010       14.783606        16.576606       15,047.3208
  01/01/2011    to  12/31/2011       16.576606        15.225896       12,129.1197
  01/01/2012    to  12/31/2012       15.225896        17.249203       11,237.1537
  01/01/2013    to  04/26/2013       17.249203        18.960153            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY
 INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.525847        18.964160          659.7503
  01/01/2006    to  04/30/2006       18.964160        19.845398        1,806.2822
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997754         6.570607       28,316.8258
  01/01/2009    to  12/31/2009        6.570607         8.039157       42,413.6100
  01/01/2010    to  12/31/2010        8.039157         8.744321       50,800.2267
  01/01/2011    to  12/31/2011        8.744321         8.520387       65,427.9602
  01/01/2012    to  12/31/2012        8.520387         9.508166       51,827.6338
  01/01/2013    to  04/26/2013        9.508166        10.393854            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       17.041176        15.773456            0.0000
  01/01/2012    to  12/31/2012       15.773456        16.958809            0.0000
  01/01/2013    to  12/31/2013       16.958809        22.959878      111,264.8528
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.048968        15.060813        257,877.1651
  01/01/2008    to  12/31/2008       15.060813         9.103133        239,026.6245
  01/01/2009    to  12/31/2009        9.103133        12.196978        212,790.8400
  01/01/2010    to  12/31/2010       12.196978        14.681252        179,992.5885
  01/01/2011    to  12/31/2011       14.681252        13.624996        166,531.5671
  01/01/2012    to  12/31/2012       13.624996        14.052564        153,775.5308
  01/01/2013    to  04/26/2013       14.052564        15.205400              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  11/07/2005    to  12/31/2005       10.371187        10.827771            917.1950
  01/01/2006    to  12/31/2006       10.827771        11.940901         24,581.1553
  01/01/2007    to  04/27/2007       11.940901        13.162166              0.0000
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.604668         8.303149         89,864.8713
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.115350         5.733182         98,648.0421
  01/01/2012    to  12/31/2012        5.733182         6.296846         93,981.8198
  01/01/2013    to  04/26/2013        6.296846         6.571153              0.0000
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.114684         9.248071          4,197.6206
  01/01/2009    to  12/31/2009        9.248071        12.560912          3,892.3100
  01/01/2010    to  12/31/2010       12.560912        16.571946          3,190.1525
  01/01/2011    to  12/31/2011       16.571946        16.471301          2,885.2268
  01/01/2012    to  12/31/2012       16.471301        18.702366          3,362.3544
  01/01/2013    to  12/31/2013       18.702366        26.416671          2,228.0445
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.843732        15.381181         38,268.4717
  01/01/2007    to  12/31/2007       15.381181        15.723533         84,281.3315
  01/01/2008    to  12/31/2008       15.723533        15.348191         73,467.4776
  01/01/2009    to  12/31/2009       15.348191        15.688227         58,259.0900
  01/01/2010    to  12/31/2010       15.688227        16.263049         52,245.1932
  01/01/2011    to  12/31/2011       16.263049        16.811739         82,211.2194
  01/01/2012    to  12/31/2012       16.811739        17.195287         45,961.5821
  01/01/2013    to  12/31/2013       17.195287        16.747107         41,083.9137
============   ==== ==========       =========        =========        ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       19.174422        19.695440            0.0000
   01/01/2006                             to  04/30/2006       19.695440        18.937521          405.0525
=============                            ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.506776        14.680991       12,874.4648
   01/01/2006                             to  04/30/2006       14.680991        14.499238            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.341654        20.432885            0.0000
  01/01/2006    to  12/31/2006       20.432885        24.084955        5,847.9753
  01/01/2007    to  12/31/2007       24.084955        27.069915        9,054.6045
  01/01/2008    to  12/31/2008       27.069915        16.321653       13,392.5320
  01/01/2009    to  12/31/2009       16.321653        22.732475       11,692.9600
  01/01/2010    to  12/31/2010       22.732475        24.862694       11,267.8520
  01/01/2011    to  12/31/2011       24.862694        22.172331       11,315.1770
  01/01/2012    to  12/31/2012       22.172331        26.594179        8,104.9570
  01/01/2013    to  12/31/2013       26.594179        33.623340        7,213.7411
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      118.999038       124.461886            0.0000
  01/01/2006    to  12/31/2006      124.461886       134.268801        2,570.4331
  01/01/2007    to  12/31/2007      134.268801       147.623069        2,921.1078
  01/01/2008    to  12/31/2008      147.623069        80.943794        5,256.3877
  01/01/2009    to  12/31/2009       80.943794       110.445207        6,821.8000
  01/01/2010    to  12/31/2010      110.445207       128.291433        8,229.5927
  01/01/2011    to  12/31/2011      128.291433       120.197488        7,903.7806
  01/01/2012    to  12/31/2012      120.197488       138.673283        7,050.6694
  01/01/2013    to  12/31/2013      138.673283       176.581005        6,622.0673
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       84.039554        86.560624            0.0000
  01/01/2006    to  12/31/2006       86.560624        97.605349        1,640.3037
  01/01/2007    to  12/31/2007       97.605349       100.334912        1,933.8169
  01/01/2008    to  12/31/2008      100.334912        61.027097        4,382.3233
  01/01/2009    to  12/31/2009       61.027097        78.389064        4,484.6600
  01/01/2010    to  12/31/2010       78.389064        85.489646        4,977.0938
  01/01/2011    to  12/31/2011       85.489646        82.143590        4,665.6575
  01/01/2012    to  12/31/2012       82.143590        94.441383        4,009.5903
  01/01/2013    to  12/31/2013       94.441383       123.398906        2,698.2896
============   ==== ==========      ==========       ==========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       24.414197        25.514256          171.9310
  01/01/2006    to  12/31/2006       25.514256        30.328712        5,381.6059
  01/01/2007    to  12/31/2007       30.328712        34.267990        9,719.9313
  01/01/2008    to  12/31/2008       34.267990        19.994657       21,228.6250
  01/01/2009    to  12/31/2009       19.994657        26.818385       27,260.9600
  01/01/2010    to  12/31/2010       26.818385        28.455001       31,637.3184
  01/01/2011    to  12/31/2011       28.455001        24.888709       27,027.6013
  01/01/2012    to  12/31/2012       24.888709        28.797633       24,187.3110
  01/01/2013    to  12/31/2013       28.797633        34.659755       21,303.0541
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.096437        12.409547            0.0000
  01/01/2006    to  12/31/2006       12.409547        13.214025        5,031.4972
  01/01/2007    to  12/31/2007       13.214025        13.126040       11,038.1499
  01/01/2008    to  12/31/2008       13.126040         7.655157       23,269.3303
  01/01/2009    to  12/31/2009        7.655157        10.082240       23,011.6200
  01/01/2010    to  12/31/2010       10.082240        12.335968       23,293.2955
  01/01/2011    to  04/29/2011       12.335968        13.742660            0.0000
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT
(CLASS I))
  11/07/2005    to  12/31/2005       27.718231        28.238912            0.0000
  01/01/2006    to  12/31/2006       28.238912        32.283633          660.2462
  01/01/2007    to  12/31/2007       32.283633        31.993877        1,021.1683
  01/01/2008    to  12/31/2008       31.993877        19.857893        1,050.7639
  01/01/2009    to  12/31/2009       19.857893        25.141374        1,078.8600
  01/01/2010    to  12/31/2010       25.141374        28.692799        1,098.7034
  01/01/2011    to  12/31/2011       28.692799        26.343472        1,166.4481
  01/01/2012    to  12/31/2012       26.343472        29.641867        1,125.2497
  01/01/2013    to  12/31/2013       29.641867        38.343442        1,016.3590
============   ==== ==========       =========        =========       ===========

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       25.242798        25.447641            0.0000
   01/01/2006                             to  12/31/2006       25.447641        28.593497        5,712.2629
   01/01/2007                             to  12/31/2007       28.593497        30.339612        6,878.5602
   01/01/2008                             to  12/31/2008       30.339612        20.988266        8,020.8299
   01/01/2009                             to  12/31/2009       20.988266        25.084812        8,331.1400
   01/01/2010                             to  12/31/2010       25.084812        27.651399       10,300.7659
   01/01/2011                             to  12/31/2011       27.651399        27.769226        8,047.8052
   01/01/2012                             to  12/31/2012       27.769226        31.509952        7,236.0823
   01/01/2013                             to  12/31/2013       31.509952        40.092225        6,031.7549
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/13/2007                             to  12/31/2007       16.125012        16.081082          308.8976
   01/01/2008                             to  12/31/2008       16.081082        11.104699          264.5935
   01/01/2009                             to  05/01/2009       11.104699        10.850855            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.080932        14.267853            0.0000
   01/01/2006                             to  12/31/2006       14.267853        15.679177            0.0000
   01/01/2007                             to  11/12/2007       15.679177        15.897784            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   05/02/2011                             to  12/31/2011        9.417726         9.224842        5,890.1427
   01/01/2012                             to  12/31/2012        9.224842        10.310073        1,843.7612
   01/01/2013                             to  12/31/2013       10.310073        12.708514        1,761.7012
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.862522         7.920994            0.0000
   01/01/2006                             to  12/31/2006        7.920994         9.143257        4,662.1600
   01/01/2007                             to  12/31/2007        9.143257         9.525187        5,124.8977
   01/01/2008                             to  12/31/2008        9.525187         6.657340        7,130.3075
   01/01/2009                             to  12/31/2009        6.657340         7.954349        7,050.8600
   01/01/2010                             to  12/31/2010        7.954349         8.711872        6,220.9463
   01/01/2011                             to  04/29/2011        8.711872         9.447645            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       12.827045        12.975504         301.9291
  01/01/2006    to  12/31/2006       12.975504        13.283918       3,577.1857
  01/01/2007    to  12/31/2007       13.283918        13.689776       4,602.8462
  01/01/2008    to  12/31/2008       13.689776         8.401237       4,629.9354
  01/01/2009    to  12/31/2009        8.401237        11.707346       4,470.7100
  01/01/2010    to  12/31/2010       11.707346        12.585139       3,093.5002
  01/01/2011    to  12/31/2011       12.585139        12.237834       2,951.7142
  01/01/2012    to  12/31/2012       12.237834        14.413101         980.5909
  01/01/2013    to  12/31/2013       14.413101        19.446890         179.5976
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       13.429971        13.782878           0.0000
  01/01/2006    to  12/31/2006       13.782878        15.953826           0.0000
  01/01/2007    to  12/31/2007       15.953826        16.221703         364.3857
  01/01/2008    to  12/31/2008       16.221703        10.219924       3,169.2862
  01/01/2009    to  12/31/2009       10.219924        12.453229       3,099.3700
  01/01/2010    to  12/31/2010       12.453229        13.342031       3,061.5236
  01/01/2011    to  12/31/2011       13.342031        13.705577       2,982.8721
  01/01/2012    to  12/31/2012       13.705577        15.626330       4,080.2972
  01/01/2013    to  12/31/2013       15.626330        20.244757       3,389.0442
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       11.333050        11.688951         270.1881
  01/01/2006    to  12/31/2006       11.688951        12.901674       2,529.6527
  01/01/2007    to  12/31/2007       12.901674        13.889702       3,587.8067
  01/01/2008    to  12/31/2008       13.889702         8.059253       2,437.4451
  01/01/2009    to  12/31/2009        8.059253        11.261775       2,181.0000
  01/01/2010    to  12/31/2010       11.261775        13.798208       2,804.7843
  01/01/2011    to  12/31/2011       13.798208        13.692539       2,293.6052
  01/01/2012    to  12/31/2012       13.692539        16.003117       2,248.0187
  01/01/2013    to  12/31/2013       16.003117        23.032480       1,878.5711
============   ==== ==========       =========        =========       ==========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT
(CLASS I))
  11/07/2005    to  12/31/2005       14.314032        14.476571           0.0000
  01/01/2006    to  12/31/2006       14.476571        15.677514       1,353.5967
  01/01/2007    to  12/31/2007       15.677514        15.332099       2,948.5161
  01/01/2008    to  12/31/2008       15.332099        10.379781       4,510.0825
  01/01/2009    to  12/31/2009       10.379781        15.803240       3,249.2600
  01/01/2010    to  12/31/2010       15.803240        17.775093       3,932.6265
  01/01/2011    to  12/31/2011       17.775093        17.695798       3,258.0848
  01/01/2012    to  12/31/2012       17.695798        20.491452       2,079.4702
  01/01/2013    to  12/31/2013       20.491452        21.313075       1,165.2683
============   ==== ==========       =========        =========       ==========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - FEDERATED HIGH YIELD SUB-ACCOUNT (CLASS A))
  11/07/2005    to  12/31/2005       14.557168        14.762300           0.0000
  01/01/2006    to  12/31/2006       14.762300        15.867183       1,767.6075
  01/01/2007    to  12/31/2007       15.867183        15.946781       3,171.0739
  01/01/2008    to  12/31/2008       15.946781        11.829338       8,449.8024
  01/01/2009    to  12/31/2009       11.829338        17.042356       8,042.7200
  01/01/2010    to  12/31/2010       17.042356        19.366061       6,994.6201
  01/01/2011    to  12/31/2011       19.366061        19.429180       4,915.1045
  01/01/2012    to  12/31/2012       19.429180        22.207627       4,338.2348
  01/01/2013    to  12/31/2013       22.207627        23.857559       3,732.2799
============   ==== ==========       =========        =========       ==========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE-CAP CORE SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       11.074972        11.117130       2,442.6904
  01/01/2008    to  12/31/2008       11.117130         6.821401       2,379.5865
  01/01/2009    to  12/31/2009        6.821401         7.958050       2,984.6600
  01/01/2010    to  12/31/2010        7.958050         8.768663       4,474.0531
  01/01/2011    to  12/31/2011        8.768663         8.600529       5,856.5464
  01/01/2012    to  12/31/2012        8.600529         9.553479       3,916.0960
  01/01/2013    to  12/31/2013        9.553479        12.545298       1,944.6818
============   ==== ==========       =========        =========       ==========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.326608         9.542188           0.0000
  01/01/2006    to  12/31/2006        9.542188        10.670430         713.6091
  01/01/2007    to  04/27/2007       10.670430        11.168659           0.0000
============   ==== ==========       =========        =========       ==========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.251445        14.158993       91,971.6131
  01/01/2006    to  12/31/2006       14.158993        19.067100      153,556.1189
  01/01/2007    to  12/31/2007       19.067100        15.859122      113,099.7285
  01/01/2008    to  12/31/2008       15.859122         9.052459       94,036.5642
  01/01/2009    to  12/31/2009        9.052459        11.937341      115,465.4300
  01/01/2010    to  12/31/2010       11.937341        13.565479      100,174.2312
  01/01/2011    to  12/31/2011       13.565479        12.535725       96,412.9080
  01/01/2012    to  12/31/2012       12.535725        15.456164       95,747.4485
  01/01/2013    to  12/31/2013       15.456164        15.663731       76,006.1694
============   ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.992327         7.208270      271,559.8422
  01/01/2012    to  12/31/2012        7.208270         8.359733      300,379.2576
  01/01/2013    to  12/31/2013        8.359733        11.913154      271,901.4740
============   ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245793        10.612431            0.0000
  01/01/2006    to  12/31/2006       10.612431        11.071037       41,083.6040
  01/01/2007    to  12/31/2007       11.071037        10.194281       55,696.8178
  01/01/2008    to  12/31/2008       10.194281         4.527670       61,456.5442
  01/01/2009    to  12/31/2009        4.527670         6.113936       84,855.2800
  01/01/2010    to  12/31/2010        6.113936         6.422871       90,928.8520
  01/01/2011    to  04/29/2011        6.422871         6.812825            0.0000
============   ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS A)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS A) AND BEFORE THAT CAPITAL APPRECIATION
FUND - CAPITAL
 APPRECIATION SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       96.796412       100.446753            0.0000
  01/01/2006    to  12/31/2006      100.446753       101.339546          183.4878
  01/01/2007    to  12/31/2007      101.339546       129.385533          346.5941
  01/01/2008    to  12/31/2008      129.385533        73.623943        1,258.3167
  01/01/2009    to  12/31/2009       73.623943       103.195724          968.5800
  01/01/2010    to  12/31/2010      103.195724       110.780735        1,699.0522
  01/01/2011    to  12/31/2011      110.780735       100.487080          940.0620
  01/01/2012    to  12/31/2012      100.487080       120.795700          691.1253
  01/01/2013    to  12/31/2013      120.795700       152.645437          594.7762
============   ==== ==========      ==========       ==========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.150037        15.296553          957.4900
  01/01/2010    to  12/31/2010       15.296553        17.467660       10,300.9768
  01/01/2011    to  12/31/2011       17.467660        14.705617       16,288.8693
  01/01/2012    to  12/31/2012       14.705617        18.632911       16,281.4813
  01/01/2013    to  12/31/2013       18.632911        23.854136       16,432.6776
============   ==== ==========       =========        =========       ===========
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.105122        10.423314       47,918.1784
  01/01/2006    to  12/31/2006       10.423314        11.839967       81,364.7814
  01/01/2007    to  12/31/2007       11.839967        11.297995       94,063.7573
  01/01/2008    to  12/31/2008       11.297995         7.086015       68,141.8923
  01/01/2009    to  12/31/2009        7.086015         8.778122       71,201.6400
  01/01/2010    to  12/31/2010        8.778122         9.867669       63,779.1988
  01/01/2011    to  12/31/2011        9.867669         9.514947       78,802.7990
  01/01/2012    to  12/31/2012        9.514947        11.027999       59,934.5295
  01/01/2013    to  12/31/2013       11.027999        14.613184       84,882.7249
============   ==== ==========       =========        =========       ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.787748        23.526005            0.0000
  01/01/2006    to  12/31/2006       23.526005        25.830613        1,894.4947
  01/01/2007    to  12/31/2007       25.830613        25.429778        4,397.2138
  01/01/2008    to  12/31/2008       25.429778        15.236806        7,267.4154
  01/01/2009    to  12/31/2009       15.236806        18.869671       10,351.5300
  01/01/2010    to  12/31/2010       18.869671        23.183243       22,977.3034
  01/01/2011    to  12/31/2011       23.183243        21.851889       25,709.0963
  01/01/2012    to  12/31/2012       21.851889        24.527713       15,784.2332
  01/01/2013    to  12/31/2013       24.527713        31.281278       13,048.3282
============   ==== ==========       =========        =========       ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT NEUBERGER
BERMAN MID
 CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       21.380997        22.828220          713.6012
  01/01/2011    to  12/31/2011       22.828220        20.852293        1,258.1096
  01/01/2012    to  04/27/2012       20.852293        23.003284            0.0000
============   ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.331290        14.195093            0.0000
  01/01/2007    to  12/31/2007       14.195093        15.475581        1,355.3700
  01/01/2008    to  12/31/2008       15.475581         9.298531        7,006.7443
  01/01/2009    to  12/31/2009        9.298531        12.214161        8,532.5300
  01/01/2010    to  12/31/2010       12.214161        15.119139        8,834.7974
  01/01/2011    to  12/31/2011       15.119139        14.672955        6,304.1679
  01/01/2012    to  12/31/2012       14.672955        17.017140        6,133.4733
  01/01/2013    to  12/31/2013       17.017140        23.406935        5,547.0275
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH
SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.126389        11.366890            0.0000
  01/01/2006    to  04/30/2006       11.366890        12.971968            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS
SERIES TRUST -
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       10.938626        11.187058            0.0000
  01/01/2006    to  12/31/2006       11.187058        13.603159        6,142.1621
  01/01/2007    to  12/31/2007       13.603159        13.182865       12,190.3032
  01/01/2008    to  12/31/2008       13.182865         9.647463       15,871.9553
  01/01/2009    to  12/31/2009        9.647463        12.189138       23,960.9800
  01/01/2010    to  12/31/2010       12.189138        14.260351       22,370.5099
  01/01/2011    to  12/31/2011       14.260351        12.544925       15,038.4494
  01/01/2012    to  12/31/2012       12.544925        14.199017       12,050.4937
  01/01/2013    to  12/31/2013       14.199017        18.517947        9,038.9433
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997055        10.170970        5,138.8553
  01/01/2011    to  12/31/2011       10.170970        10.155004       25,930.3640
  01/01/2012    to  12/31/2012       10.155004        10.666415       60,987.3199
  01/01/2013    to  12/31/2013       10.666415        10.840018       81,314.4038
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.159050         6.066196      104,530.9389
  01/01/2009    to  12/31/2009        6.066196        10.030731      134,596.1900
  01/01/2010    to  12/31/2010       10.030731        12.140074      212,420.3754
  01/01/2011    to  12/31/2011       12.140074         9.659757      134,510.1148
  01/01/2012    to  12/31/2012        9.659757        11.239572      112,551.4583
  01/01/2013    to  12/31/2013       11.239572        10.452519      106,486.7428
============   ==== ==========       =========        =========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.066518         9.901290          163.0146
  01/01/2006    to  12/31/2006        9.901290        12.413508        6,589.4950
  01/01/2007    to  12/31/2007       12.413508        15.645024       10,227.4583
  01/01/2008    to  11/07/2008       15.645024         7.576769            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.871634        12.592178      225,156.9534
  01/01/2006    to  12/31/2006       12.592178        15.599096      285,148.9665
  01/01/2007    to  12/31/2007       15.599096        17.294487      304,624.6876
  01/01/2008    to  12/31/2008       17.294487         9.754781      200,562.3480
  01/01/2009    to  12/31/2009        9.754781        12.560971      207,055.9400
  01/01/2010    to  12/31/2010       12.560971        13.696086      180,873.9585
  01/01/2011    to  12/31/2011       13.696086        11.968950      172,416.5102
  01/01/2012    to  12/31/2012       11.968950        13.670111      160,097.1685
  01/01/2013    to  12/31/2013       13.670111        15.955932      124,402.3443
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.428992         9.698340          530.1051
  01/01/2006    to  12/31/2006        9.698340        10.287157       10,048.2893
  01/01/2007    to  12/31/2007       10.287157        12.431099       14,690.6958
  01/01/2008    to  12/31/2008       12.431099         6.477856       26,795.5055
  01/01/2009    to  12/31/2009        6.477856         9.971211       30,444.1000
  01/01/2010    to  12/31/2010        9.971211        12.890729       28,029.4884
  01/01/2011    to  12/31/2011       12.890729        11.743689       14,460.6749
  01/01/2012    to  12/31/2012       11.743689        12.559322       13,380.8499
  01/01/2013    to  12/31/2013       12.559322        17.089240       14,204.7123
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.538527        22.274970          582.5422
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       12.956964        13.497778            0.0000
  01/01/2011    to  12/31/2011       13.497778        12.299992          707.1631
  01/01/2012    to  12/31/2012       12.299992        14.711077          702.4887
  01/01/2013    to  04/26/2013       14.711077        15.602162            0.0000
============   ==== ==========       =========        =========      ============

                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.979210        10.993406        397,474.2448
  01/01/2006    to  12/31/2006       10.993406        10.801814        441,795.0709
  01/01/2007    to  12/31/2007       10.801814        11.712300        434,463.0257
  01/01/2008    to  12/31/2008       11.712300        10.672796        475,293.6726
  01/01/2009    to  12/31/2009       10.672796        12.331203        492,407.0500
  01/01/2010    to  12/31/2010       12.331203        13.005643        486,017.5118
  01/01/2011    to  12/31/2011       13.005643        14.147999        427,428.1004
  01/01/2012    to  12/31/2012       14.147999        15.109869        437,381.3340
  01/01/2013    to  12/31/2013       15.109869        13.416761        344,755.2619
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.774892        11.949254        470,252.5060
  01/01/2006    to  12/31/2006       11.949254        12.224156        530,693.2174
  01/01/2007    to  12/31/2007       12.224156        12.867717        552,148.3986
  01/01/2008    to  12/31/2008       12.867717        12.644921        532,678.5398
  01/01/2009    to  12/31/2009       12.644921        14.607287        524,893.7300
  01/01/2010    to  12/31/2010       14.607287        15.464763        542,082.1196
  01/01/2011    to  12/31/2011       15.464763        15.616471        485,081.3039
  01/01/2012    to  12/31/2012       15.616471        16.699459        491,561.5841
  01/01/2013    to  12/31/2013       16.699459        16.031177        379,907.5868
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.420041        15.755011              0.0000
  01/01/2006    to  12/31/2006       15.755011        17.876413          5,104.3550
  01/01/2007    to  12/31/2007       17.876413        18.369697          7,335.8456
  01/01/2008    to  12/31/2008       18.369697        12.074286          4,297.6019
  01/01/2009    to  12/31/2009       12.074286        14.640047         10,556.9100
  01/01/2010    to  12/31/2010       14.640047        16.653275         10,320.2055
  01/01/2011    to  12/31/2011       16.653275        15.558518         10,634.2651
  01/01/2012    to  12/31/2012       15.558518        16.838410          6,293.3024
  01/01/2013    to  12/31/2013       16.838410        21.931505          5,721.5427
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.121294        11.113236          5,474.7800
  01/01/2010    to  12/31/2010       11.113236        12.186489         37,474.1128
  01/01/2011    to  12/31/2011       12.186489        12.340332         24,540.0425
  01/01/2012    to  12/31/2012       12.340332        13.459890         24,500.9270
  01/01/2013    to  12/31/2013       13.459890        13.359447         12,552.8657
============   ==== ==========       =========        =========        ============

                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.642724        47.828763        183,199.4712
  01/01/2006    to  12/31/2006       47.828763        55.140128        188,111.0646
  01/01/2007    to  12/31/2007       55.140128        55.969125        196,659.7944
  01/01/2008    to  12/31/2008       55.969125        34.873955        167,284.0181
  01/01/2009    to  12/31/2009       34.873955        40.409933        158,947.5300
  01/01/2010    to  12/31/2010       40.409933        46.282060        152,811.5124
  01/01/2011    to  12/31/2011       46.282060        43.482842        138,550.7648
  01/01/2012    to  12/31/2012       43.482842        50.203734        122,697.9049
  01/01/2013    to  12/31/2013       50.203734        65.732361        102,966.6649
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.336322        18.979026              0.0000
  01/01/2006    to  04/30/2006       18.979026        20.258425          3,699.2635
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.360581         7.917536        325,492.4700
  01/01/2010    to  12/31/2010        7.917536         9.894508        314,361.3673
  01/01/2011    to  12/31/2011        9.894508         9.524882        254,882.0337
  01/01/2012    to  12/31/2012        9.524882        10.596666        266,377.1582
  01/01/2013    to  12/31/2013       10.596666        14.165106        209,708.3748
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/13/2006    to  12/31/2006       17.331827        17.701553        310,086.3910
  01/01/2007    to  12/31/2007       17.701553        16.799572        286,296.7801
  01/01/2008    to  12/31/2008       16.799572        11.537811        230,164.8946
  01/01/2009    to  12/31/2009       11.537811        14.279284        204,887.2500
  01/01/2010    to  12/31/2010       14.279284        16.756599        193,166.5364
  01/01/2011    to  12/31/2011       16.756599        14.927231        177,605.1706
  01/01/2012    to  12/31/2012       14.927231        17.235731        152,007.3014
  01/01/2013    to  12/31/2013       17.235731        22.342902        129,615.2833
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.098800        16.308514              0.0000
  01/01/2006    to  11/12/2006       16.308514        18.066827            333.2257
============   ==== ==========       =========        =========        ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       38.435316        39.841203        5,306.8876
   01/01/2007                             to  12/31/2007       39.841203        41.378349        8,964.9815
   01/01/2008                             to  12/31/2008       41.378349        39.050554        8,090.8615
   01/01/2009                             to  12/31/2009       39.050554        41.773578       12,116.9000
   01/01/2010                             to  12/31/2010       41.773578        44.230823       13,610.3719
   01/01/2011                             to  12/31/2011       44.230823        46.066190        9,768.8412
   01/01/2012                             to  12/31/2012       46.066190        48.410015        8,426.2952
   01/01/2013                             to  12/31/2013       48.410015        46.947917        7,569.2204
=============                            ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.341271        14.465883            0.0000
   01/01/2006                             to  04/30/2006       14.465883        14.280532        1,588.4822
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.646658        12.104881          362.2700
   01/01/2010                             to  12/31/2010       12.104881        14.195784        1,338.1604
   01/01/2011                             to  12/31/2011       14.195784        12.651384        2,084.2287
   01/01/2012                             to  12/31/2012       12.651384        14.160403        2,756.7118
   01/01/2013                             to  12/31/2013       14.160403        18.601858        2,170.3179
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.346539        15.799587            0.0000
   01/01/2006                             to  12/31/2006       15.799587        16.414035          184.3905
   01/01/2007                             to  12/31/2007       16.414035        16.696335          333.0638
   01/01/2008                             to  12/31/2008       16.696335         9.016618          340.7786
   01/01/2009                             to  05/01/2009        9.016618         9.391600            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.700623        12.978111            0.0000
   01/01/2006                             to  12/31/2006       12.978111        13.577094          562.4286
   01/01/2007                             to  12/31/2007       13.577094        14.870516            0.0000
   01/01/2008                             to  12/31/2008       14.870516         8.347216        2,675.6084
   01/01/2009                             to  05/01/2009        8.347216         7.919133            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       12.201617        12.028909        9,098.7270
  01/01/2011    to  12/31/2011       12.028909        11.773727       24,941.8710
  01/01/2012    to  12/31/2012       11.773727        11.521922        7,961.6290
  01/01/2013    to  12/31/2013       11.521922        11.276831        5,470.0042
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       11.836240        11.866136            0.0000
  01/01/2006    to  12/31/2006       11.866136        12.152707        2,554.1082
  01/01/2007    to  12/31/2007       12.152707        12.476878        2,491.2259
  01/01/2008    to  12/31/2008       12.476878        12.528764       11,435.3778
  01/01/2009    to  12/31/2009       12.528764        12.289682       19,450.1000
  01/01/2010    to  04/30/2010       12.289682        12.203773            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
  04/28/2008    to  12/31/2008       34.904997        21.466933        2,878.4542
  01/01/2009    to  12/31/2009       21.466933        27.730903        6,912.7000
  01/01/2010    to  12/31/2010       27.730903        30.398303        7,723.0551
  01/01/2011    to  12/31/2011       30.398303        28.552687        6,686.9959
  01/01/2012    to  12/31/2012       28.552687        31.536293        6,187.9061
  01/01/2013    to  12/31/2013       31.536293        41.267734        5,100.4325
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE
VARIABLE CAPITAL
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.417540        14.652747            0.0000
  01/01/2006    to  12/31/2006       14.652747        16.295258          490.9051
  01/01/2007    to  12/31/2007       16.295258        16.241119          789.6004
  01/01/2008    to  12/31/2008       16.241119         9.197253          747.9861
  01/01/2009    to  12/31/2009        9.197253        12.624509          721.9500
  01/01/2010    to  12/31/2010       12.624509        13.920806          718.6780
  01/01/2011    to  04/29/2011       13.920806        14.681062            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.839437         7.812070      230,599.2334
  01/01/2009    to  12/31/2009        7.812070        10.670910      241,000.4300
  01/01/2010    to  12/31/2010       10.670910        11.625674      237,784.9424
  01/01/2011    to  12/31/2011       11.625674        11.404118      216,737.3804
  01/01/2012    to  12/31/2012       11.404118        12.896570      330,155.4823
  01/01/2013    to  12/31/2013       12.896570        17.258806      273,187.9462
============   ==== ==========       =========        =========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.542040         4.651647            0.0000
  01/01/2006    to  12/31/2006        4.651647         4.672460        7,229.3575
  01/01/2007    to  12/31/2007        4.672460         5.333591        9,696.2008
  01/01/2008    to  04/25/2008        5.333591         5.077159            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       20.655682        25.328004          536.3600
  01/01/2010    to  12/31/2010       25.328004        31.534832        3,004.9464
  01/01/2011    to  12/31/2011       31.534832        30.969906        4,353.0645
  01/01/2012    to  12/31/2012       30.969906        34.632300        3,660.8632
  01/01/2013    to  12/31/2013       34.632300        47.686758        4,053.3042
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.672207        14.139917        1,231.8400
  01/01/2010    to  12/31/2010       14.139917        16.965664       16,512.0533
  01/01/2011    to  12/31/2011       16.965664        13.906530        9,931.1090
  01/01/2012    to  12/31/2012       13.906530        16.045912        9,839.7640
  01/01/2013    to  12/31/2013       16.045912        20.039580        8,750.5964
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       36.802496        39.340431        1,529.8957
  01/01/2007    to  12/31/2007       39.340431        40.106933        2,519.2902
  01/01/2008    to  12/31/2008       40.106933        30.493922        3,619.3731
  01/01/2009    to  12/31/2009       30.493922        35.324545        3,394.3300
  01/01/2010    to  12/31/2010       35.324545        37.984646        5,058.9691
  01/01/2011    to  12/31/2011       37.984646        37.998681        4,569.5003
  01/01/2012    to  12/31/2012       37.998681        41.411425        4,000.1330
  01/01/2013    to  12/31/2013       41.411425        48.132339        3,839.7713
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.252414        22.560871            0.0000
  01/01/2006    to  04/30/2006       22.560871        23.196767            0.0000
============   ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       12.624688        12.804709          431.9240
  01/01/2006    to  12/31/2006       12.804709        15.206616        1,994.5241
  01/01/2007    to  12/31/2007       15.206616        16.018174        7,193.5390
  01/01/2008    to  12/31/2008       16.018174        10.577059        9,005.5034
  01/01/2009    to  12/31/2009       10.577059        12.507324        2,262.1900
  01/01/2010    to  12/31/2010       12.507324        13.639949        3,619.1576
  01/01/2011    to  12/31/2011       13.639949        13.464140        5,288.2289
  01/01/2012    to  12/31/2012       13.464140        15.370284        3,825.9459
  01/01/2013    to  12/31/2013       15.370284        20.418835        8,959.3196
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       19.663836        20.139926            0.0000
  01/01/2007    to  12/31/2007       20.139926        20.515121          248.6681
  01/01/2008    to  12/31/2008       20.515121        12.245456        2,247.1777
  01/01/2009    to  12/31/2009       12.245456        14.587566        6,629.1300
  01/01/2010    to  12/31/2010       14.587566        16.340453        6,176.3151
  01/01/2011    to  12/31/2011       16.340453        14.994003        5,986.4738
  01/01/2012    to  12/31/2012       14.994003        16.969429        5,776.1000
  01/01/2013    to  04/26/2013       16.969429        18.646702            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY
 INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.356295        18.787867          210.3046
  01/01/2006    to  04/30/2006       18.787867        19.654559          213.2668
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997644         6.566075        3,281.7798
  01/01/2009    to  12/31/2009        6.566075         8.025581        6,190.6700
  01/01/2010    to  12/31/2010        8.025581         8.720835       25,015.4388
  01/01/2011    to  12/31/2011        8.720835         8.489024       17,055.3562
  01/01/2012    to  12/31/2012        8.489024         9.463651       28,094.4457
  01/01/2013    to  04/26/2013        9.463651        10.341904            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       16.857556        15.593139            0.0000
  01/01/2012    to  12/31/2012       15.593139        16.748097            0.0000
  01/01/2013    to  12/31/2013       16.748097        22.651961      100,697.7171
============   ==== ==========       =========        =========      ============

                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.153960        15.143385        161,946.0384
  01/01/2008    to  12/31/2008       15.143385         9.143843        131,131.9405
  01/01/2009    to  12/31/2009        9.143843        12.239277        162,548.7100
  01/01/2010    to  12/31/2010       12.239277        14.717456        170,881.9162
  01/01/2011    to  12/31/2011       14.717456        13.644963        151,184.9514
  01/01/2012    to  12/31/2012       13.644963        14.059012        144,173.3875
  01/01/2013    to  04/26/2013       14.059012        15.207541              0.0000
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
 (CLASS A))
  11/07/2005    to  12/31/2005       10.365425        10.820183              0.0000
  01/01/2006    to  12/31/2006       10.820183        11.920639          2,985.5779
  01/01/2007    to  04/27/2007       11.920639        13.135553              0.0000
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.629571         8.328847        172,178.0977
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.156446         5.762466        205,934.1216
  01/01/2012    to  12/31/2012        5.762466         6.322650        151,217.6505
  01/01/2013    to  04/26/2013        6.322650         6.595984              0.0000
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.957945         9.139162          5,240.9594
  01/01/2009    to  12/31/2009        9.139162        12.400581          4,836.7400
  01/01/2010    to  12/31/2010       12.400581        16.344087          4,133.0527
  01/01/2011    to  12/31/2011       16.344087        16.228616          2,685.9356
  01/01/2012    to  12/31/2012       16.228616        18.408297          2,526.3755
  01/01/2013    to  12/31/2013       18.408297        25.975344          2,377.1285
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.673908        15.195131          5,293.3002
  01/01/2007    to  12/31/2007       15.195131        15.517732          8,194.2450
  01/01/2008    to  12/31/2008       15.517732        15.132120         16,685.5741
  01/01/2009    to  12/31/2009       15.132120        15.451911         11,922.7000
  01/01/2010    to  12/31/2010       15.451911        16.002065         11,743.0348
  01/01/2011    to  12/31/2011       16.002065        16.525463         14,053.6734
  01/01/2012    to  12/31/2012       16.525463        16.885496         11,073.7877
  01/01/2013    to  12/31/2013       16.885496        16.428951         12,306.6518
============   ==== ==========       =========        =========        ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       18.911684        19.422743           0.0000
   01/01/2006                             to  04/30/2006       19.422743        18.669279       2,912.1234
=============                            ==== ==========       =========        =========       ==========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.347682        14.517878       4,547.7663
   01/01/2006                             to  04/30/2006       14.517878        14.333510           0.0000
=============                            ==== ==========       =========        =========       ==========

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.